Pioneer Multi-Asset
Ultrashort Income Fund

Schedule of Investments | December 31, 2020

Ticker Symbols:
Class A Class C Class C2 Class K Class Y	MAFRX MCFRX MAUCX MAUKX MYFRX

Schedule of Investments | 12/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 103.7%
	ASSET BACKED SECURITIES - 27.1% of Net Assets
1,772,300(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.371% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$1,727,048
191,501(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.509% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	187,954
264,527(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 0.359% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	261,077
701,212(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.359% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	679,124
992,316(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 0.359% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	964,273
866,851(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.359% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	859,428
337,321(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.359% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	321,921
1,291,387(a)	ABFC Trust, Series 2004-OPT2, Class M1, 0.973% (1 Month USD LIBOR + 83 bps), 8/25/33	1,284,377
98,689(a)	ABFC Trust, Series 2005-WMC1, Class M2, 0.823% (1 Month USD LIBOR + 68 bps), 6/25/35	100,080
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 2.196% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	5,002,495
4,066,472	ACC Trust, Series 2019-2, Class A, 2.82%, 2/21/23 (144A)	4,085,269
320,047(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 0.808% (1 Month USD LIBOR + 66 bps), 5/25/35	329,502
1,034,833(a)	ACIS CLO, Ltd., Series 2015-6A, Class A1, 1.804% (3 Month USD LIBOR + 159 bps), 5/1/27 (144A)	1,035,002
2,143,898(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-4, Class M1, 1.048% (1 Month USD LIBOR + 90 bps), 10/25/34	2,123,691
7,100,000(a)	Aimco CLO 11, Ltd., Series 2020-11A, Class A1, 1.605% (3 Month USD LIBOR + 138 bps), 10/15/31 (144A)	7,108,342
24,039(a)	Allegro CLO I, Ltd., Series 2013-1A, Class A2R, 1.864% (3 Month USD LIBOR + 165 bps), 1/30/26 (144A)	24,041
8,000,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.08%, 12/13/23 (144A)	8,071,910
3,210,554	American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.65%, 12/13/23 (144A)	3,230,026
53,255(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 1.183% (1 Month USD LIBOR + 104 bps), 7/25/32	53,176
2,561,261	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	2,575,050
4,097,740	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class A2, 3.89%, 7/20/22 (144A)	4,164,643
4,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	4,120,046
2,228,571(a)	Apidos CLO XXXII, Series 2019-32A, Class X, 0.868% (3 Month USD LIBOR + 65 bps), 1/20/33 (144A)	2,228,569
8,000,000(a)	Apres Static CLO Ltd., Series 2019-1A, Class A1R, 0.0% (3 Month USD LIBOR + 107 bps), 10/15/28 (144A)	7,978,504
10,302,036	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	10,562,542
9,180,030	Aqua Finance Trust, Series 2020-AA, Class A, 1.9%, 7/17/46 (144A)	9,225,879
4,000,000(a)	Ares LVII CLO Ltd., Series 2020-57A, Class X, 0.994% (3 Month USD LIBOR + 75 bps), 10/25/31 (144A)	3,999,988
3,478,276(a)	Argent Securities, Inc. Asset Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1.348% (1 Month USD LIBOR + 120 bps), 10/25/33	3,447,641
722,985(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W11, Class M2, 1.198% (1 Month USD LIBOR + 105 bps), 11/25/34	724,593
56,048(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 0.828% (1 Month USD LIBOR + 68 bps), 11/25/35	55,935
5,264,045	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.99%, 7/15/24 (144A)	5,330,305
2,675,938(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1, 1.404% (1 Month USD LIBOR + 125 bps), 6/15/33	2,672,721
11,016(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.838% (1 Month USD LIBOR + 69 bps), 4/25/34	11,004
115,990(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 0.768% (1 Month USD LIBOR + 62 bps), 4/25/34	115,862
12,924,357(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 1.052% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	12,794,829
634,043(a)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 0.965% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	634,022
1,738,653	Avant Loans Funding Trust, Series 2019-B, Class A, 2.72%, 10/15/26 (144A)	1,744,965
3,598,234	Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 2/15/24 (144A)	3,631,366
316,667(a)	Babson CLO, Ltd., Series 2015-IA, Class XR, 0.768% (3 Month USD LIBOR + 55 bps), 1/20/31 (144A)	316,665
416,665(a)	Barings CLO, Ltd., Series 2019-1A, Class X, 0.987% (3 Month USD LIBOR + 75 bps), 4/15/31 (144A)	416,665
6,250,000(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 1.767% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	6,205,131
937,500(a)	Battery Park CLO, Ltd., Series 2019-1A, Class X, 0.887% (3 Month USD LIBOR + 65 bps), 7/15/32 (144A)	937,499
554,896	BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23 (144A)	555,565
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 2.208% (1 Month USD LIBOR + 205 bps), 2/16/37 (144A)	$ 2,464,389
1,031,250(a)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 0.818% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	1,031,230
288,096(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 1.048% (1 Month USD LIBOR + 90 bps), 10/27/32	283,721
2,000,000(a)	Brightwood Capital MM CLO Ltd., Series 2020-1A, Class D, 0.0% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	1,985,062
707,379	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	710,859
2,000,000(a)	California Street CLO IX LP, Series 2012-9A, Class XR2, 0.93% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	1,999,908
337,855(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class M, 0.887% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	337,836
5,339,955	Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.72%, 11/15/22 (144A)	5,371,553
497,604	Carvana Auto Receivables Trust, Series 2019-4A, Class A2, 2.2%, 7/15/22 (144A)	498,309
5,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	5,205,759
537,627	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	534,602
5,000,000(a)	CBAM, Ltd., Series 2017-3A, Class A, 1.448% (3 Month USD LIBOR + 123 bps), 10/17/29 (144A)	5,000,120
15,415(b)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	15,449
1,500,000(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 2.06% (3 Month USD LIBOR + 185 bps), 10/15/31 (144A)	1,501,777
4,522,483(b)	CFMT LLC, Series 2020-HB3, Class A, 2.812%, 5/25/30 (144A)	4,561,372
5,497,638	Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/28 (144A)	5,512,692
102,524	Chesapeake Funding II LLC, Series 2017-2A, Class A1, 1.99%, 5/15/29 (144A)	102,613
224,527(a)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 0.609% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	224,526
739,782(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 0.499% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	739,782
2,342,029(a)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 0.609% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	2,341,437
16,315,000(a)	CIFC Funding Ltd., Series 2015-3A, Class AR, 1.088% (3 Month USD LIBOR + 87 bps), 4/19/29 (144A)	16,202,949
3,335,839	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.33%, 8/15/24 (144A)	3,364,991
2,383,602	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.68%, 10/12/23 (144A)	2,385,651
2,235,117(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 1.552% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	2,204,709
10,000,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 0.522% (1 Month USD LIBOR + 37 bps), 8/8/24	10,043,848
515,000(a)	Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.493% (1 Month USD LIBOR + 34 bps), 6/7/25	516,174
755,271(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M3, 0.748% (1 Month USD LIBOR + 60 bps), 1/25/36	754,877
250,000(a)	Clear Creek CLO, Series 2015-1A, Class X, 1.218% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	249,994
3,250,000(a)	Cole Park CLO, Ltd., Series 2015-1A, Class AR, 1.268% (3 Month USD LIBOR + 105 bps), 10/20/28 (144A)	3,250,046
437,500(a)	Columbia Cent CLO 28, Ltd., Series 2018-28A, Class X, 0.863% (3 Month USD LIBOR + 65 bps), 11/7/30 (144A)	437,499
1,144,680	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	1,164,937
188,166(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 1.598% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	189,076
1,755,370(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 0.998% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	1,749,653
3,255,477(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.798% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	3,227,753
2,649,052(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 0.648% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	2,622,577
5,466,441(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 0.718% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	5,428,270
3,635,446(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 0.948% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	3,589,169
6,734,321(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 1.048% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	6,719,325
770,540	Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	774,099
2,272,775	Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	2,280,141
1,359,360	Conn's Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 6/17/24 (144A)	1,360,367
5,748,682	Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25 (144A)	5,754,048
52,418(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 1.659% (1 Month USD LIBOR + 150 bps), 5/15/32	52,337
961,598	Consumer Lending Receivables Trust, Series 2019-A, Class A, 3.52%, 4/15/26 (144A)	965,655
14,717,320	Consumer Loan Underlying Bond Club Certificate Issuer Trust, Series 2019-HP1, Class A, 2.59%, 12/15/26 (144A)	14,881,516
4,918,403	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.26%, 3/15/28 (144A)	4,954,279
54,135	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class A, 3.47%, 10/15/25 (144A)	54,170
1,547,761	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.94%, 7/15/26 (144A)	1,557,215
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
45,411(a)	Countrywide Asset-Backed Certificates, Series 2005-9, Class M1, 0.928% (1 Month USD LIBOR + 78 bps), 1/25/36	$ 45,400
2,549(a)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 0.728% (1 Month USD LIBOR + 58 bps), 6/25/36	2,548
2,238,157(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.438% (1 Month USD LIBOR + 29 bps), 7/25/36	2,235,637
5,000,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29 (144A)	5,131,505
928,322(a)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 0.388% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	927,709
11,627(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB3, Class M2, 1.078% (1 Month USD LIBOR + 93 bps), 6/25/35	11,627
4,705(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 1.123% (1 Month USD LIBOR + 98 bps), 2/25/32	4,703
11,949(a)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 0.488% (1 Month USD LIBOR + 34 bps), 5/25/36	11,943
106,444(a)	CWABS Asset-Backed Certificates Trust, Series 2005-AB1, Class M1, 0.778% (1 Month USD LIBOR + 63 bps), 8/25/35	106,404
1,227,920(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4M1A, 0.439% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	1,206,488
2,012,714(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4N1A, 0.439% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	1,961,808
94,752	Dell Equipment Finance Trust, Series 2018-2, Class A3, 3.37%, 10/22/23 (144A)	95,277
2,000,000	Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22 (144A)	2,023,355
90	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	81
2,996,716	Diamond Resorts Owner Trust, Series 2016-1, Class B, 3.37%, 11/20/28 (144A)	2,996,157
3,182,010	DLL LLC, Series 2018-ST2, Class A3, 3.46%, 1/20/22 (144A)	3,199,113
402,723(a)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1.843% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	403,684
215,814(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.948% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	217,651
1,225,715(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 0.998% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	1,225,392
1,176,687	Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.85%, 7/17/23	1,179,097
1,622,251(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 2.737% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	1,621,873
1,721,898(a)	Drug Royalty III LP 1, Series 2018-1A, Class A1, 1.837% (3 Month USD LIBOR + 160 bps), 10/15/31 (144A)	1,697,986
1,312,500(a)	Dryden 80 CLO, Ltd., Series 2019-80A, Class X, 1.118% (3 Month USD LIBOR + 90 bps), 1/17/33 (144A)	1,312,497
225,273(a)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1.998% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	225,847
220,404(a)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 1.548% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	220,901
711,060(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1.148% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	711,314
15,950,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 2.418% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	15,900,539
2,000,000(a)	Elm CLO, Ltd., Series 2014-1A, Class BRR, 1.968% (3 Month USD LIBOR + 175 bps), 1/17/29 (144A)	1,995,480
1,875,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 0.937% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	1,851,478
1,000,000(a)	Evergreen Credit Card Trust, Series 2019-1, Class A, 0.639% (1 Month USD LIBOR + 48 bps), 1/15/23 (144A)	1,000,162
1,467,068	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	1,489,840
9,650,906	FHF Trust, Series 2020-1A, Class A, 2.59%, 12/15/23 (144A)	9,716,005
4,567,000(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 2A3, 0.828% (1 Month USD LIBOR + 68 bps), 2/25/36	4,522,161
15,008,826(b)	Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012%, 2/25/30 (144A)	15,107,629
31,636(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 1.003% (1 Month USD LIBOR + 86 bps), 6/25/34	31,590
70,861(a)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 0.958% (1 Month USD LIBOR + 81 bps), 4/25/35 (144A)	70,866
1,858,436	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89%, 3/15/24 (144A)	1,877,037
12,975,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 1.496% (1 Month USD LIBOR + 135 bps), 11/16/35 (144A)	12,618,790
500,000(a)	Fort Washington CLO, Series 2019-1A, Class A, 1.638% (3 Month USD LIBOR + 142 bps), 10/20/32 (144A)	500,645
2,750,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 1.584% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,724,865
4,113,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, 1.771% (3 Month USD LIBOR + 155 bps), 11/15/29 (144A)	4,108,903
2,764,527(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2020-13A, Class A, 2.487% (3 Month USD LIBOR + 225 bps), 7/15/28 (144A)	2,774,471
1,556,506	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class A2, 2.58%, 3/15/23 (144A)	1,561,358
4,360,522	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class A2, 1.97%, 9/15/23 (144A)	4,390,057
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,500,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.27%, 2/18/25 (144A)	$ 2,562,064
2,559,593	Freed ABS Trust, Series 2020-2CP, Class A, 4.52%, 6/18/27 (144A)	2,587,825
3,763,600	Freed ABS Trust, Series 2020-FP1, Class A, 2.52%, 3/18/27 (144A)	3,789,861
1,117,213(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 0.608% (1 Month USD LIBOR + 46 bps), 1/25/36	1,115,304
3,648,222(a)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 0.468% (1 Month USD LIBOR + 32 bps), 2/25/36	3,621,181
4,825,372	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.08%, 7/20/30 (144A)	4,833,458
799,046	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.37%, 1/17/23 (144A)	801,849
3,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 6/17/24 (144A)	3,068,969
800,000	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	811,365
2,405,047	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	2,430,726
700,000(a)	Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class X, 0.718% (3 Month USD LIBOR + 50 bps), 10/20/32 (144A)	699,999
700,000(a)	Goldentree Loan Management US CLO 8, Ltd., Series 2020-8A, Class X, 1.053% (3 Month USD LIBOR + 85 bps), 7/20/31 (144A)	699,998
3,000,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 1.825% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	2,990,586
1,821,000(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 1.605% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	1,804,919
10,000,000(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 1.925% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,983,110
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 2.018% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	4,999,975
2,500,000(a)	Gracie Point International Funding, Series 2020-B, Class A, 1.527% (1 Month USD LIBOR + 140 bps), 5/2/23 (144A)	2,499,892
3,000,000(a)	Gracie Point International Funding, Series 2020-B, Class B, 2.527% (1 Month USD LIBOR + 240 bps), 5/2/23 (144A)	2,999,787
1,566,667(a)	Greywolf CLO III, Ltd., Series 2020-3RA, Class XR, 0.716% (3 Month USD LIBOR + 50 bps), 4/15/33 (144A)	1,555,373
3,909,867(a)	HANA SBA Loan Trust, Series 2019-1, Class A, 2.149% (1 Month USD LIBOR + 200 bps), 8/25/45 (144A)	3,774,307
750,000(a)	Harbor Park CLO, Ltd., Series 2018-1A, Class X, 1.118% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	749,998
30,819	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	30,855
419,863(a)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 0.799% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	419,831
2,677,436(a)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 0.649% (1 Month USD LIBOR + 50 bps), 5/10/32 (144A)	2,677,191
227,169(a)	Hertz Fleet Lease Funding LP, Series 2019-1, Class A1, 0.619% (1 Month USD LIBOR + 47 bps), 1/10/33 (144A)	227,744
4,000,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	3,667,200
59,769(a)	Home Equity Asset Trust, Series 2004-8, Class M1, 1.018% (1 Month USD LIBOR + 87 bps), 3/25/35	59,759
1,578,430(a)	Home Equity Asset Trust, Series 2005-3, Class M4, 1.108% (1 Month USD LIBOR + 96 bps), 8/25/35	1,579,173
64,399(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 0.598% (1 Month USD LIBOR + 45 bps), 1/25/36	64,249
515,419(a)	Home Equity Asset Trust, Series 2006-3, Class 2A4, 0.458% (1 Month USD LIBOR + 31 bps), 7/25/36	515,333
3,000,000(a)	Home Partners of America Trust, Series 2017-1, Class C, 1.703% (1 Month USD LIBOR + 155 bps), 7/17/34 (144A)	2,996,223
2,500,000(a)	Home Partners of America Trust, Series 2017-1, Class D, 2.053% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	2,496,867
2,000,000(a)	Home Partners of America Trust, Series 2018-1, Class C, 1.403% (1 Month USD LIBOR + 125 bps), 7/17/37 (144A)	1,994,634
3,847,771	HPEFS Equipment Trust, Series 2019-1A, Class A2, 2.19%, 9/20/29 (144A)	3,863,317
23,581(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 0.703% (1 Month USD LIBOR + 56 bps), 1/25/36	23,695
2,067,000(a)	Invitation Homes Trust, Series 2017-SFR2, Class C, 1.603% (1 Month USD LIBOR + 145 bps), 12/17/36 (144A)	2,066,999
10,824,579(a)	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.853% (1 Month USD LIBOR + 70 bps), 3/17/37 (144A)	10,734,506
4,000,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 1.103% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,966,893
7,162,394(a)	Invitation Homes Trust, Series 2018-SFR1, Class D, 1.603% (1 Month USD LIBOR + 145 bps), 3/17/37 (144A)	7,162,391
1,750,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class C, 1.439% (1 Month USD LIBOR + 128 bps), 6/17/37 (144A)	1,744,662
9,998,014(a)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.609% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	9,976,303
4,086,655(a)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.153% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	4,080,208
13,816,167(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 2.103% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	13,782,852
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,900,000(a)	Ivy Hill Middle Market Credit Fund X, Ltd., Series 10A, Class A1AR, 1.468% (3 Month USD LIBOR + 125 bps), 7/18/30 (144A)	$ 5,849,974
948,421	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	948,350
430,300(a)	KVK CLO, Ltd., Series 2018-1A, Class A, 1.154% (3 Month USD LIBOR + 93 bps), 5/20/29 (144A)	428,760
15,000,000(a)	KVK CLO, Ltd., Series 2018-1A, Class B, 1.874% (3 Month USD LIBOR + 165 bps), 5/20/29 (144A)	14,955,060
5,500,000(a)	Lake Shore MM CLO III LLC, Series 2020-1A, Class A, 2.529% (3 Month USD LIBOR + 230 bps), 10/15/29 (144A)	5,530,349
3,521,669(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 0.698% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	3,504,056
1,507,617	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A1FX, 0.72%, 11/25/50 (144A)	1,508,465
325,000(a)	LCM 28, Ltd., Series 28A, Class X, 1.118% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	324,995
8,000,000(a)	LCM XVIII LP, Series 18A, Class A1R, 1.238% (3 Month USD LIBOR + 102 bps), 4/20/31 (144A)	7,949,488
457,752(a)	Lehman XS Trust, Series 2005-4, Class 1A3, 0.948% (1 Month USD LIBOR + 80 bps), 10/25/35	457,453
1,557,698	Lendingpoint Asset Securitization Trust, Series 2019-1, Class B, 3.613%, 8/15/25 (144A)	1,561,415
3,179,469	Lendingpoint Asset Securitization Trust, Series 2020-1, Class A, 2.512%, 2/10/26 (144A)	3,182,264
3,989,912	LL ABS Trust, Series 2019-1A, Class A, 2.87%, 3/15/27 (144A)	4,008,063
4,223,068	LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28 (144A)	4,248,980
7,500,000(a)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 1.289% (1 Month USD LIBOR + 113 bps), 5/15/36 (144A)	7,386,812
8,300,000(a)	M360 LLC, Series 2019-CRE2, Class A, 1.559% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	8,106,936
1,000,000(a)	Madison Park Funding XII, Ltd., Series 2014-12A, Class CR, 2.568% (3 Month USD LIBOR + 235 bps), 7/20/26 (144A)	1,000,143
3,070,000(a)	Madison Park Funding XV, Ltd., Series 2014-15A, Class A2R, 1.717% (3 Month USD LIBOR + 150 bps), 1/27/26 (144A)	3,070,494
250,000(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 1.037% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	248,428
8,629,000(a)	Magnetite XVIII, Ltd., Series 2016-18A, Class AR, 1.301% (3 Month USD LIBOR + 108 bps), 11/15/28 (144A)	8,616,980
887,968	Marlette Funding Trust, Series 2017-1A, Class C, 6.658%, 3/15/24 (144A)	889,671
4,159,134	Marlette Funding Trust, Series 2020-1A, Class A, 2.24%, 3/15/30 (144A)	4,184,206
229,476(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 1.008% (1 Month USD LIBOR + 86 bps), 6/25/35	227,654
1,405,054(a)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 0.898% (1 Month USD LIBOR + 75 bps), 6/25/36	1,402,863
9,000,000(a)	MF1, Ltd., Series 2020-FL4, Class A, 1.859% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	9,008,042
3,962,526	MMAF Equipment Finance LLC, Series 2019-B, Class A2, 2.07%, 10/12/22 (144A)	3,997,285
4,500,000(a)	Monroe Capital Mml CLO, Ltd., Series 2017-1A, Class A, 1.816% (3 Month USD LIBOR + 160 bps), 4/22/29 (144A)	4,499,982
1,534,428(a)	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 0.728% (1 Month USD LIBOR + 58 bps), 2/25/36	1,511,428
3,864,165(a)	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1, 1.423% (1 Month USD LIBOR + 128 bps), 9/25/32	3,840,045
475,826(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.708% (1 Month USD LIBOR + 56 bps), 2/25/36	470,810
2,345,830(a)	National Collegiate Trust, Series 2007-A, Class A, 0.443% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	2,295,444
4,122,288(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651%, 6/25/29 (144A)	4,128,651
3,750,013(b)	Nationstar HECM Loan Trust, Series 2020-1A, Class A1, 1.269%, 9/25/30 (144A)	3,753,796
4,749,420(a)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 0.428% (1 Month USD LIBOR + 28 bps), 9/25/36	4,733,175
4,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A, 1.098% (1 Month USD LIBOR + 95 bps), 7/25/25 (144A)	4,025,801
1,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 2.298% (1 Month USD LIBOR + 215 bps), 7/25/25 (144A)	1,008,164
1,732,070	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.6%, 12/26/40 (144A)	1,765,096
7,908,021(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.336% (3 Month USD LIBOR + 10 bps), 3/23/37	7,669,760
6,472,238(a)	Neuberger Berman CLO XX, Ltd., Series 2015-20A, Class AR, 1.037% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	6,454,349
2,750,000(a)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 1.118% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	2,749,995
618,634(a)	Newtek Small Business Loan Trust, Series 2016-1A, Class A, 3.148% (1 Month USD LIBOR + 300 bps), 2/25/42 (144A)	619,238
3,525,593(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.148% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	3,499,424
4,353,952(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 1.848% (1 Month USD LIBOR + 170 bps), 2/25/44 (144A)	4,235,508
3,349,194(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.148% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	3,057,655
10,511,439(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 1.8% (PRIME + -90 bps), 12/25/44 (144A)	10,321,735
2,242,440(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 2.643% (PRIME + 25 bps), 12/25/44 (144A)	2,012,590
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
6,883,884	NMEF Funding LLC, Series 2019-A, Class A, 2.73%, 8/17/26 (144A)	$ 6,921,042
151,877(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 0.928% (1 Month USD LIBOR + 78 bps), 5/25/33	150,600
10,290,415	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	10,326,207
6,453,793	Oasis LLC, Series 2020-2A, Class A, 4.262%, 5/15/32 (144A)	6,468,045
2,250,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class XRR, 0.971% (3 Month USD LIBOR + 75 bps), 2/14/31 (144A)	2,249,953
2,437,500(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 0.866% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	2,437,446
8,457,831	Octane Receivables Trust, Series 2020-1A, Class A, 1.71%, 2/20/25 (144A)	8,479,655
1,285,714(a)	OHA Credit Funding 3, Ltd., Series 2019-3A, Class X, 0.868% (3 Month USD LIBOR + 65 bps), 7/20/32 (144A)	1,285,713
2,750,000(a)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 0.768% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	2,714,448
1,249,177(a)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 0.954% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	1,249,971
1,475,000	OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (144A)	1,488,001
170,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.79%, 2/14/31 (144A)	174,798
4,570,501(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.883% (1 Month USD LIBOR + 74 bps), 8/25/35	4,542,113
886,989(a)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 0.808% (1 Month USD LIBOR + 66 bps), 11/25/35	886,177
12,950,000(a)	Orec, Ltd., Series 2018-CRE1, Class A, 1.339% (1 Month USD LIBOR + 118 bps), 6/15/36 (144A)	12,739,026
13,500,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 1.968% (3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	13,500,311
2,000,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1, 3.17% (3 Month USD LIBOR + 262 bps), 5/20/29 (144A)	2,007,872
437,500(a)	OZLM VIII, Ltd., Series 2014-8A, Class XRR, 0.918% (3 Month USD LIBOR + 70 bps), 10/17/29 (144A)	437,500
2,000,000	Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.1%, 5/17/27 (144A)	1,998,969
4,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 1.287% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	4,202,319
1,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class D, 4.187% (3 Month USD LIBOR + 395 bps), 7/15/26 (144A)	980,040
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 3.734% (3 Month USD LIBOR + 360 bps), 11/25/28 (144A)	4,020,024
240,394(a)	PARTS Student Loan Trust, Series 2007-CT1, Class A, 0.397% (3 Month USD LIBOR + 19 bps), 2/25/33 (144A)	237,868
7,423,981	Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24 (144A)	7,495,221
3,699,781	Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (144A)	3,708,790
7,250,000	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	7,250,000
30,000,000(a)	PFS Financing Corp., Series 2019-B, Class A, 0.709% (1 Month USD LIBOR + 55 bps), 9/15/23 (144A)	30,034,110
9,000,000(a)	Pnmac GMSR Issuer Trust, Series 2018-GT2, Class A, 2.798% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	8,689,496
1,500,000	Prestige Auto Receivables Trust, Series 2020-1A, Class A2, 0.52%, 2/15/24 (144A)	1,500,543
500,000	Prestige Auto Receivables Trust, Series 2020-1A, Class B, 0.77%, 10/15/24 (144A)	500,815
1,955,051	Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 2/17/26 (144A)	1,961,660
5,954,636(a)	RAAC Trust, Series 2006-RP1, Class M2, 1.348% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	5,991,473
482,348(a)	RAMP Trust, Series 2005-EFC6, Class M2, 0.793% (1 Month USD LIBOR + 65 bps), 11/25/35	481,217
2,454,493(a)	RAMP Trust, Series 2006-RZ4, Class A3, 0.418% (1 Month USD LIBOR + 27 bps), 10/25/36	2,433,445
189,023(a)	RASC Trust, Series 2005-EMX4, Class M2, 0.808% (1 Month USD LIBOR + 66 bps), 11/25/35	188,983
803,662(a)	RASC Trust, Series 2005-KS1, Class M1, 0.823% (1 Month USD LIBOR + 68 bps), 2/25/35	802,550
3,849,209(a)	RASC Trust, Series 2005-KS7, Class M5, 1.063% (1 Month USD LIBOR + 92 bps), 8/25/35	3,831,031
55,293(a)	RASC Trust, Series 2005-KS8, Class M3, 0.868% (1 Month USD LIBOR + 72 bps), 8/25/35	55,284
9,435,519(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME + -50 bps), 12/27/44 (144A)	8,967,287
220,601(a)	Regatta VI Funding Ltd., Series 2016-1A, Class AR, 1.298% (3 Month USD LIBOR + 108 bps), 7/20/28 (144A)	220,567
6,400,000	Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	6,499,595
7,500,000(a)	Rosy, Series 2018-1, Class A2, 3.409% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,200,000
28,646(a)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 1.048% (1 Month USD LIBOR + 90 bps), 11/25/33	28,433
5,709,908(a)	Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.709% (1 Month USD LIBOR + 155 bps), 1/17/23	5,730,206
1,418,702(a)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 0.298% (1 Month USD LIBOR + 15 bps), 9/25/36	1,415,828
944,135	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	947,896
205,435	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/24 (144A)	206,068
9,610,852	SCF Equipment Leasing LLC, Series 2019-2A, Class A1, 2.22%, 6/20/24 (144A)	9,691,507
13,165(a)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.793% (1 Month USD LIBOR + 65 bps), 10/25/35	13,138
379,889(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 0.498% (1 Month USD LIBOR + 35 bps), 4/25/37 (144A)	379,286
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,588,146(a)	SG Mortgage Securities Trust, Series 2005-OPT1, Class M1, 0.793% (1 Month USD LIBOR + 65 bps), 10/25/35	$ 1,587,230
7,175,705(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 0.457% (3 Month USD LIBOR + 24 bps), 12/16/41	6,963,851
13,512,980(a)	SLM Student Loan Trust, Series 2006-10, Class A6, 0.365% (3 Month USD LIBOR + 15 bps), 3/25/44	13,167,026
3,053,647	Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (144A)	3,045,328
5,376,846	Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26 (144A)	5,347,793
1,000,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	821,986
5,084,698	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 8/25/25 (144A)	5,093,938
133,253	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 5/25/26 (144A)	133,643
4,300,000	Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 2/25/27 (144A)	4,423,472
1,502,232	Sofi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28 (144A)	1,512,822
951,009	Sofi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (144A)	960,583
595,658(a)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 1.198% (1 Month USD LIBOR + 105 bps), 8/27/35 (144A)	596,445
1,080,950(a)	Sofi Professional Loan Program LLC, Series 2015-D, Class A1, 1.648% (1 Month USD LIBOR + 150 bps), 10/27/36 (144A)	1,086,770
1,094,398(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 1.898% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	1,105,482
729,313(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.348% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	733,070
1,943,088(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 1.248% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	1,953,795
473,310(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 1.098% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	475,465
1,079,104(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 0.998% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	1,077,903
332,968(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 0.848% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	332,965
393,743(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 0.748% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	392,844
609,981(a)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 0.648% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	609,363
1,009,055(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 0.498% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	1,001,920
3,583,983	Sofi Professional Loan Program LLC, Series 2019-C, Class A1FX, 2.13%, 11/16/48 (144A)	3,606,534
2,000,000(a)	Sound Point Clo XIV, Ltd., Series 2016-3A, Class AR, 1.359% (3 Month USD LIBOR + 115 bps), 1/23/29 (144A)	1,997,818
1,600,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class X, 0.887% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	1,599,998
4,259,925	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	4,291,077
7,536,870	Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28 (144A)	7,545,504
43,569(a)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 0.855% (1 Month USD LIBOR + 47 bps), 7/25/35	44,213
2,553,672(a)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.868% (1 Month USD LIBOR + 72 bps), 9/25/35	2,541,600
60,478(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 0.853% (1 Month USD LIBOR + 71 bps), 5/25/35	60,241
3,669,445(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 0.328% (1 Month USD LIBOR + 18 bps), 4/25/36	3,499,611
1,122,807(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 0.448% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	1,117,345
735,266	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	736,910
3,630,122(a)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 0.608% (1 Month USD LIBOR + 46 bps), 4/25/37 (144A)	3,607,900
2,000,000(a)	THL Credit Wind River CLO, Ltd., Series 2012-1A, Class BR2, 1.687% (3 Month USD LIBOR + 145 bps), 1/15/26 (144A)	2,000,044
250,000(a)	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class X, 0.868% (3 Month USD LIBOR + 65 bps), 10/20/30 (144A)	249,599
1,835,775(a)	THL Credit Wind River CLO, Ltd., Series 2016-1A, Class AR, 1.287% (3 Month USD LIBOR + 105 bps), 7/15/28 (144A)	1,835,771
8,862,121	Tidewater Auto Receivables Trust, Series 2020-AA, Class A2, 1.39%, 8/15/24 (144A)	8,925,291
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,788,351
1,899,973	TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/29 (144A)	1,912,831
10,396,257(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 0.749% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	10,302,544
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 1.199% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,352,884
184,744(b)	Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.5%, 4/25/55 (144A)	185,793
1,162,100(b)	Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.75%, 5/25/55 (144A)	1,170,570
5,835,933(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	5,817,235
5,401,718(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	5,552,632
697,708(b)	Towd Point Mortgage Trust, Series 2019-HY1, Class XA, 5.0%, 10/25/48 (144A)	695,993
4,818,923(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.148% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	4,850,638
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,740,775(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	$ 1,740,147
2,557,556(a)	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.148% (1 Month USD LIBOR + 100 bps), 10/25/59 (144A)	2,568,707
5,759,916	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.5%, 10/25/59 (144A)	5,696,839
2,173,962(b)	Towd Point Mortgage Trust, Series 2019-SJ1, Class XA, 5.0%, 11/25/58 (144A)	2,154,638
2,007,573(b)	Towd Point Mortgage Trust, Series 2019-SJ2, Class XA, 5.0%, 11/25/58 (144A)	2,108,195
10,988,201(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A1, 3.0%, 11/25/59 (144A)	11,109,513
10,286,794(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA, 4.5%, 11/25/59 (144A)	10,312,511
13,750,000(a)	Trafigura Securitisation Finance Plc, Series 2018-1A, Class A1, 0.889% (1 Month USD LIBOR + 73 bps), 3/15/22 (144A)	13,743,263
2,500,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	2,502,150
1,615,385(a)	Tralee CLO V, Ltd., Series 2018-5A, Class AX, 0.918% (3 Month USD LIBOR + 70 bps), 10/20/28 (144A)	1,615,383
16,400,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.253% (1 Month USD LIBOR + 210 bps), 10/15/34 (144A)	15,944,223
4,503,717	TVEST LLC, Series 2020-A, Class A, 4.5%, 7/15/32 (144A)	4,510,299
3,878,080	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.85%, 5/10/22 (144A)	3,880,219
5,330,859	Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/29 (144A)	5,365,656
9,227,815	Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/21/30 (144A)	9,309,722
16,790,312	Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/30 (144A)	16,921,938
7,855,537	Upstart Securitization Trust, Series 2020-3, Class A, 1.702%, 11/20/30 (144A)	7,895,585
1,206,094	US Auto Funding LLC, Series 2019-1A, Class A, 3.61%, 4/15/22 (144A)	1,208,193
9,801,074	USASF Receivables LLC, Series 2020-1A, Class A, 2.47%, 8/15/23 (144A)	9,888,751
144,737(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 0.968% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	144,733
1,096,582(a)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 1.117% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	1,093,630
10,010,000(a)	Verizon Owner Trust, Series 2019-A, Class A1B, 0.482% (1 Month USD LIBOR + 33 bps), 9/20/23	10,027,333
12,227,510	Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.67%, 9/15/23 (144A)	12,264,530
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	2,016,783
4,079,085	Volvo Financial Equipment LLC, Series 2019-2A, Class A2, 2.02%, 8/15/22 (144A)	4,102,772
1,017,816	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	1,010,495
2,520,898	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	2,508,544
390,837	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	386,994
2,234,100	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	2,283,159
2,680,920	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	2,807,980
8,703(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 0.428% (1 Month USD LIBOR + 28 bps), 5/25/28	8,621
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 0.0% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	5,005,040
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,196,697,943)	$1,195,407,876
	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1% of Net Assets
86,200(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 2.995%, 6/25/30	$ 87,896
8,800,885(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.498% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	8,829,583
6,533,876(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.748% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	6,523,739
2,319,316(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.998% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	2,314,830
6,125,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.898% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	6,115,201
8,448(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1A, 1.448% (1 Month USD LIBOR + 130 bps), 3/25/29 (144A)	8,447
5,290,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.898% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	5,287,941
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.648% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,748,128
10,671,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 1.748% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	10,679,476
10,150,000(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1B, 2.148% (1 Month USD LIBOR + 200 bps), 10/25/29 (144A)	10,104,286
5,000,000(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1C, 2.648% (1 Month USD LIBOR + 250 bps), 10/25/29 (144A)	4,999,998
3,250,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1B, 3.348% (1 Month USD LIBOR + 320 bps), 8/26/30 (144A)	3,284,547
3,250,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 4.148% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	3,318,059
4,567,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 2.998% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	4,578,609
8,160,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.848% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	8,194,350
4,120,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.75% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	4,121,711
5,286,582(a)	Brass NO 8 Plc, Series 8A, Class A1, 0.921% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	5,303,326
7,500,000(b)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	7,499,999
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
85,961(a)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 0.648% (1 Month USD LIBOR + 50 bps), 6/25/18	$ 84,242
606	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	619
18,862,159(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.298% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	18,573,702
8,561,732(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.598% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	8,556,307
690,004(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1, 0.898% (1 Month USD LIBOR + 75 bps), 1/25/40 (144A)	690,004
62,863(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 0.888% (1 Month USD LIBOR + 74 bps), 6/25/34	61,858
628,761(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class A1, 3.789%, 8/25/58 (144A)	631,667
613,330(a)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 1.218% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	613,322
4,410,148(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.848% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	4,406,307
6,292,367(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.948% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,263,032
11,364,000(a)	Eagle Re, Ltd., Series 2020-1, Class M1A, 1.048% (1 Month USD LIBOR + 90 bps), 1/25/30 (144A)	11,321,336
3,054,000(a)	Eagle Re, Ltd., Series 2020-2, Class M1B, 4.148% (1 Month USD LIBOR + 400 bps), 10/25/30 (144A)	3,097,460
2,720,000(a)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.648% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	2,767,315
3,964,089(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.148% (1 Month USD LIBOR + 600 bps), 9/25/28	4,203,874
9,191,866(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M2, 6.048% (1 Month USD LIBOR + 590 bps), 10/25/28	9,659,637
7,464,500(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 2.348% (1 Month USD LIBOR + 220 bps), 1/25/30	7,455,065
10,526,604(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.348% (1 Month USD LIBOR + 220 bps), 1/25/30	10,477,694
1,062,977(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.548% (1 Month USD LIBOR + 240 bps), 5/25/30	1,063,705
8,720,550(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.698% (1 Month USD LIBOR + 255 bps), 12/25/30	8,742,577
11,021,576(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 2.498% (1 Month USD LIBOR + 235 bps), 1/25/31	11,035,573
5,075,277(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.148% (1 Month USD LIBOR + 200 bps), 3/25/31	5,042,616
225,998(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 1.191% (1 Month USD LIBOR + 105 bps), 3/15/24	227,356
131,608(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 0.609% (1 Month USD LIBOR + 45 bps), 12/15/28	131,884
80,734(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 0.509% (1 Month USD LIBOR + 35 bps), 2/15/29	78,974
27,499(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 0.509% (1 Month USD LIBOR + 35 bps), 5/15/29	27,115
156,844(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 0.759% (1 Month USD LIBOR + 60 bps), 4/15/28	157,607
36,663(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 1.109% (1 Month USD LIBOR + 95 bps), 10/15/31	37,327
39,323(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 0.759% (1 Month USD LIBOR + 60 bps), 11/15/31	39,617
100,113(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 0.759% (1 Month USD LIBOR + 60 bps), 6/15/31	100,834
76,853(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 0.859% (1 Month USD LIBOR + 70 bps), 3/15/32	77,749
203,065(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 1.159% (1 Month USD LIBOR + 100 bps), 3/15/32	207,298
282,756(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 1.159% (1 Month USD LIBOR + 100 bps), 3/15/32	288,621
171,567(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 1.159% (1 Month USD LIBOR + 100 bps), 3/15/32	175,143
47,919(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 0.759% (1 Month USD LIBOR + 60 bps), 9/15/32	48,290
72,727(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 0.509% (1 Month USD LIBOR + 35 bps), 12/15/32	72,685
341,522(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 0.559% (1 Month USD LIBOR + 40 bps), 1/15/33	343,820
200,872(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 0.559% (1 Month USD LIBOR + 40 bps), 2/15/33	201,071
95,903(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 0.709% (1 Month USD LIBOR + 55 bps), 2/15/33	96,519
7,597(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 0.659% (1 Month USD LIBOR + 50 bps), 12/15/32	7,632
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
106,572(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 1.655% (1 Month USD LIBOR + 150 bps), 5/15/33	$ 109,943
163,054(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 0.559% (1 Month USD LIBOR + 40 bps), 6/15/33	164,171
2(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 0.391% (1 Month USD LIBOR + 25 bps), 7/15/21	2
98,619(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 1.159% (1 Month USD LIBOR + 100 bps), 11/15/33	100,420
157,700(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 0.409% (1 Month USD LIBOR + 25 bps), 1/15/35	157,781
321,499(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 0.499% (1 Month USD LIBOR + 34 bps), 5/15/35	322,698
151,516(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 0.409% (1 Month USD LIBOR + 25 bps), 8/15/35	151,568
101,228(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 0.409% (1 Month USD LIBOR + 25 bps), 8/15/35	101,286
61,573(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 0.509% (1 Month USD LIBOR + 35 bps), 11/15/35	61,834
62,278(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 0.459% (1 Month USD LIBOR + 30 bps), 1/15/36	62,395
83,311(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 0.509% (1 Month USD LIBOR + 35 bps), 2/15/36	83,576
272,543(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 0.459% (1 Month USD LIBOR + 30 bps), 2/15/36	272,942
180,887(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 0.459% (1 Month USD LIBOR + 30 bps), 3/15/36	181,261
110,128(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 0.459% (1 Month USD LIBOR + 30 bps), 4/15/36	110,355
291,352(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 0.579% (1 Month USD LIBOR + 42 bps), 6/15/36	292,923
532,776(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 0.469% (1 Month USD LIBOR + 31 bps), 6/15/36	532,157
318,397(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 0.659% (1 Month USD LIBOR + 50 bps), 7/15/36	321,762
15,918(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 0.559% (1 Month USD LIBOR + 40 bps), 7/15/36	16,016
227,468(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 0.579% (1 Month USD LIBOR + 42 bps), 9/15/36	229,957
68,839(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 0.559% (1 Month USD LIBOR + 40 bps), 9/15/36	69,175
245,358(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 0.509% (1 Month USD LIBOR + 35 bps), 11/15/36	246,475
123,530(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 0.509% (1 Month USD LIBOR + 35 bps), 11/15/36	124,094
201,803(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 0.409% (1 Month USD LIBOR + 25 bps), 8/15/36	201,906
497,479(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 0.459% (1 Month USD LIBOR + 30 bps), 1/15/37	497,887
175,173(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 0.399% (1 Month USD LIBOR + 24 bps), 7/15/34	175,033
29,414(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 0.499% (1 Month USD LIBOR + 34 bps), 5/15/37	29,534
413,166(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 0.739% (1 Month USD LIBOR + 58 bps), 10/15/37	418,966
62,938(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 0.779% (1 Month USD LIBOR + 62 bps), 10/15/37	63,926
22,342(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 1.409% (1 Month USD LIBOR + 125 bps), 5/15/37	23,128
246,310(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 0.859% (1 Month USD LIBOR + 70 bps), 12/15/39	249,832
123,664(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 0.509% (1 Month USD LIBOR + 35 bps), 7/15/40	124,023
26,020(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 0.459% (1 Month USD LIBOR + 30 bps), 2/15/39	26,041
62,508(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 0.559% (1 Month USD LIBOR + 40 bps), 7/15/23	62,362
16,299(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 0.559% (1 Month USD LIBOR + 40 bps), 11/15/40	16,217
27,445(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 0.509% (1 Month USD LIBOR + 35 bps), 5/15/41	27,552
74,009(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 0.359% (1 Month USD LIBOR + 20 bps), 8/15/26	73,710
21,713(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 0.459% (1 Month USD LIBOR + 30 bps), 2/15/30	21,709
160,781(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 0.459% (1 Month USD LIBOR + 30 bps), 9/15/26	160,668
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
277,553(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 0.709% (1 Month USD LIBOR + 55 bps), 12/15/39	$ 278,910
130,588(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 0.509% (1 Month USD LIBOR + 35 bps), 12/15/41	130,899
126,184(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 0.559% (1 Month USD LIBOR + 40 bps), 5/15/36	126,083
111,618(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 0.409% (1 Month USD LIBOR + 25 bps), 8/15/36	111,477
482,528(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 0.459% (1 Month USD LIBOR + 30 bps), 8/15/36	479,764
143,687(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 0.509% (1 Month USD LIBOR + 35 bps), 12/15/36	143,982
3,474(a)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 1.048% (1 Month USD LIBOR + 90 bps), 9/25/21	3,472
18,945(a)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 0.75% (1 Month USD LIBOR + 60 bps), 12/25/23	18,856
48,616(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 1.903% (11th District Cost of Funds Index + 140 bps), 12/25/23	49,260
48,616(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 1.148% (1 Month USD LIBOR + 100 bps), 12/25/23	48,964
95,112(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 0.648% (1 Month USD LIBOR + 50 bps), 3/25/24	95,989
15,223(a)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 0.658% (1 Month USD LIBOR + 50 bps), 7/18/27	15,089
37,925(a)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 0.48% (1 Year CMT Index + 35 bps), 3/25/28	37,735
817(a)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 0.648% (1 Month USD LIBOR + 50 bps), 3/25/23	817
34,985(a)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 0.698% (1 Month USD LIBOR + 55 bps), 12/25/30	35,181
134,575(a)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 0.748% (1 Month USD LIBOR + 60 bps), 7/25/31	135,570
56,390(a)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 0.648% (1 Month USD LIBOR + 50 bps), 8/25/31	56,594
278,100(a)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 0.748% (1 Month USD LIBOR + 60 bps), 11/25/31	280,157
122,364(a)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 0.748% (1 Month USD LIBOR + 60 bps), 11/25/31	123,269
83,569(a)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 0.748% (1 Month USD LIBOR + 60 bps), 7/25/31	84,189
234,017(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 1.048% (1 Month USD LIBOR + 90 bps), 12/25/31	238,012
63,937(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 0.808% (1 Month USD LIBOR + 65 bps), 1/18/32	64,420
108,557(a)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 0.848% (1 Month USD LIBOR + 70 bps), 1/25/32	109,747
331,099(a)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 1.048% (1 Month USD LIBOR + 90 bps), 3/25/32	335,560
231,311(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 0.658% (1 Month USD LIBOR + 50 bps), 5/18/32	232,740
171,622(a)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 1.148% (1 Month USD LIBOR + 100 bps), 7/25/32	175,287
23,388(a)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 0.748% (1 Month USD LIBOR + 60 bps), 8/25/32	23,571
104,449(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 0.748% (1 Month USD LIBOR + 60 bps), 12/25/32	105,790
82,271(a)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 0.648% (1 Month USD LIBOR + 50 bps), 12/25/32	82,638
104,110(a)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 0.648% (1 Month USD LIBOR + 50 bps), 9/25/32	104,568
54,875(a)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 0.798% (1 Month USD LIBOR + 65 bps), 4/25/30	55,362
116,975(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 0.648% (1 Month USD LIBOR + 50 bps), 1/25/33	118,189
95,484(a)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 0.898% (1 Month USD LIBOR + 75 bps), 2/25/33	96,748
190,222(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 0.498% (1 Month USD LIBOR + 35 bps), 2/25/33	190,138
289,465(a)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 0.648% (1 Month USD LIBOR + 50 bps), 4/25/33	292,521
126,328(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 0.648% (1 Month USD LIBOR + 50 bps), 5/25/33	126,912
65,117(a)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 0.548% (1 Month USD LIBOR + 40 bps), 6/25/23	65,083
194,147(a)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 0.648% (1 Month USD LIBOR + 50 bps), 11/25/33	195,165
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
178,794(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 0.548% (1 Month USD LIBOR + 40 bps), 7/25/34	$ 179,793
50,063(a)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 0.598% (1 Month USD LIBOR + 45 bps), 7/25/34	50,439
392,931(a)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 0.448% (1 Month USD LIBOR + 30 bps), 11/25/24	392,721
27,678(a)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 0.448% (1 Month USD LIBOR + 30 bps), 11/25/34	27,712
182,935(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 0.448% (1 Month USD LIBOR + 30 bps), 10/25/35	183,341
232,713(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 0.458% (1 Month USD LIBOR + 31 bps), 2/25/35	233,122
37,577(a)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 0.448% (1 Month USD LIBOR + 30 bps), 3/25/36	37,763
114,402(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 0.498% (1 Month USD LIBOR + 35 bps), 5/25/36	114,729
273,415(a)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 0.458% (1 Month USD LIBOR + 31 bps), 5/25/36	274,048
213,498(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 0.598% (1 Month USD LIBOR + 45 bps), 6/25/36	215,182
86,786(a)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 0.438% (1 Month USD LIBOR + 29 bps), 7/25/36	86,927
31,920(a)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 0.698% (1 Month USD LIBOR + 55 bps), 8/25/36	32,276
57,965(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 0.718% (1 Month USD LIBOR + 57 bps), 9/25/36	58,731
105,682(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.468% (1 Month USD LIBOR + 32 bps), 11/25/36	106,079
44,158(a)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 0.388% (1 Month USD LIBOR + 24 bps), 12/25/36	44,113
137,951(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 0.398% (1 Month USD LIBOR + 25 bps), 2/25/37	138,535
162,967(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 0.348% (1 Month USD LIBOR + 20 bps), 2/25/37	162,631
63,512(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 0.398% (1 Month USD LIBOR + 25 bps), 3/25/37	63,430
149,092(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 0.548% (1 Month USD LIBOR + 40 bps), 5/25/37	149,842
252,446(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 0.388% (1 Month USD LIBOR + 24 bps), 6/25/37	252,226
24,143(a)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 0.378% (1 Month USD LIBOR + 23 bps), 6/25/37	24,139
72,425(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 0.398% (1 Month USD LIBOR + 25 bps), 6/25/37	72,336
67,840(a)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 0.548% (1 Month USD LIBOR + 40 bps), 7/25/37	68,079
233,217(a)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 0.648% (1 Month USD LIBOR + 50 bps), 9/25/37	235,729
286,472(a)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 0.748% (1 Month USD LIBOR + 60 bps), 10/25/37	290,713
104,966(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 0.718% (1 Month USD LIBOR + 57 bps), 9/25/37	106,216
59,514(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 0.698% (1 Month USD LIBOR + 55 bps), 9/25/37	60,159
26,135(a)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 0.598% (1 Month USD LIBOR + 45 bps), 6/25/37	26,320
36,594(a)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 0.698% (1 Month USD LIBOR + 55 bps), 10/25/37	37,214
47,288(a)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 1.148% (1 Month USD LIBOR + 100 bps), 3/25/37	48,294
50,258(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 0.768% (1 Month USD LIBOR + 62 bps), 12/25/37	50,967
38,964(a)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 0.848% (1 Month USD LIBOR + 70 bps), 2/25/38	39,579
169,994(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 1.368% (1 Month USD LIBOR + 122 bps), 10/25/38	175,485
63,098(a)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 0.698% (1 Month USD LIBOR + 55 bps), 1/25/40	63,727
15	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	15
10(a)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 0.448% (1 Month USD LIBOR + 30 bps), 4/25/25	10
58,923(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 0.748% (1 Month USD LIBOR + 60 bps), 5/25/40	59,736
114,107(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 0.648% (1 Month USD LIBOR + 50 bps), 5/25/40	114,543
262	Federal National Mortgage Association REMICS, Series 2010-112, Class AE, 2.0%, 10/25/25	262
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
127,257(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 0.698% (1 Month USD LIBOR + 55 bps), 5/25/40	$ 127,600
159,376(a)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 0.648% (1 Month USD LIBOR + 50 bps), 4/25/42	160,897
1,415,980(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 0.5% (1 Month USD LIBOR + 35 bps), 9/25/42	1,420,301
616,206(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 0.368% (1 Month USD LIBOR + 22 bps), 3/25/45	613,907
47,173(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.693%, 4/25/45	51,364
70,905(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.329%, 6/25/45	75,390
566,237(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 0.408% (1 Month USD LIBOR + 26 bps), 11/25/46	559,212
1,440,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.898% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	1,460,117
8,470,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.248% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	8,528,237
9,850,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class M2, 3.748% (1 Month USD LIBOR + 360 bps), 7/25/50 (144A)	9,918,157
14,263,814(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 1.548% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	14,211,156
10,860,179(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, 4.848% (1 Month USD LIBOR + 470 bps), 4/25/28	11,305,836
13,877,817(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, 5.7% (1 Month USD LIBOR + 555 bps), 7/25/28	14,481,578
9,500,861(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, 4.798% (1 Month USD LIBOR + 465 bps), 10/25/28	9,885,551
13,902,709(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, 5.148% (1 Month USD LIBOR + 500 bps), 12/25/28	14,525,909
14,279,839(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 3.948% (1 Month USD LIBOR + 380 bps), 3/25/29	14,782,185
262,294(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1.498% (1 Month USD LIBOR + 135 bps), 3/25/29	262,294
3,360,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 2.648% (1 Month USD LIBOR + 250 bps), 3/25/30	3,405,897
4,258,912(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M2, 3.698% (1 Month USD LIBOR + 355 bps), 8/25/29	4,370,805
6,562,826(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 2.598% (1 Month USD LIBOR + 245 bps), 12/25/42	6,501,534
1,014,338(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.398% (1 Month USD LIBOR + 125 bps), 12/25/42	978,316
7,892,383(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M2, 2.448% (1 Month USD LIBOR + 230 bps), 9/25/30	7,862,382
2,545,621(a)	Gosforth Funding Plc, Series 2018-1A, Class A1, 0.657% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	2,547,756
91,147(a)	Government National Mortgage Association, Series 2003-7, Class FB, 0.353% (1 Month USD LIBOR + 20 bps), 1/16/33	90,879
395,939(a)	Government National Mortgage Association, Series 2005-3, Class FC, 0.403% (1 Month USD LIBOR + 25 bps), 1/16/35	395,643
362,304(a)	Government National Mortgage Association, Series 2005-16, Class FA, 0.402% (1 Month USD LIBOR + 25 bps), 2/20/35	362,014
121,373(a)	Government National Mortgage Association, Series 2008-69, Class FA, 0.652% (1 Month USD LIBOR + 50 bps), 8/20/38	121,574
121,739(a)	Government National Mortgage Association, Series 2009-66, Class UF, 1.153% (1 Month USD LIBOR + 100 bps), 8/16/39	124,282
368,508(a)	Government National Mortgage Association, Series 2009-88, Class MF, 0.752% (1 Month USD LIBOR + 60 bps), 7/20/39	369,131
94,903(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 0.833% (1 Month USD LIBOR + 68 bps), 10/16/39	95,916
1,466,060(a)	Holmes Master Issuer Plc, Series 2018-2A, Class A2, 0.657% (3 Month USD LIBOR + 42 bps), 10/15/54 (144A)	1,465,871
12,380,389(a)	Home Partners of America Trust, Series 2017-1, Class A, 0.97% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	12,341,727
7,200,000(a)	Home Partners of America Trust, Series 2017-1, Class B, 1.503% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,190,913
3,610,408(a)	Home Re, Ltd., Series 2018-1, Class M1, 1.748% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	3,603,699
4,464,414(a)	Home Re, Ltd., Series 2019-1, Class M1, 1.798% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	4,420,032
6,640,000(a)	Home Re, Ltd., Series 2020-1, Class M1B, 3.398% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	6,746,096
4,650,000(a)	Home Re, Ltd., Series 2020-1, Class M1C, 4.298% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,753,661
765,274(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.628% (1 Month USD LIBOR + 48 bps), 7/25/35	765,734
2,172,822(b)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 2.92%, 9/25/44 (144A)	2,160,983
6,465,540(b)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B1, 2.513%, 7/25/44 (144A)	6,547,143
3,392,087(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A9, 3.5%, 11/25/48 (144A)	3,442,470
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
2,208,029(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 0.898% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	$ 2,148,007
8,270,935(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 2.194%, 4/25/46 (144A)	7,776,744
7,822,846(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 2.194%, 4/25/46 (144A)	7,334,605
1,746,047(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.648% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	1,713,083
6,597,260(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 0.841%, 5/25/33 (144A)	6,361,285
6,149,693(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 0.841%, 5/25/33 (144A)	5,857,259
4,740,873(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 0.841%, 5/25/33 (144A)	4,425,689
425,558(a)	JP Morgan Trust, Series 2015-1, Class 1A14, 2.019% (1 Month USD LIBOR + 125 bps), 12/25/44 (144A)	430,884
3,135,483(a)	LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1.855% (1 Month USD LIBOR + 170 bps), 3/1/24 (144A)	3,117,424
20,750,240(a)	LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.655% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	20,584,334
22,258,997(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.655% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	22,066,034
22,980,680(a)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 1.655% (1 Month USD LIBOR + 150 bps), 5/1/24 (144A)	22,919,786
11,476,287(a)	LSTAR Securities Investment, Ltd., Series 2019-5, Class A1, 1.655% (1 Month USD LIBOR + 150 bps), 11/1/24 (144A)	11,389,666
11,422(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 1.822%, 1/25/29	11,405
563,418(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 0.788% (1 Month USD LIBOR + 64 bps), 1/25/29	556,619
292,642(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 0.794% (6 Month USD LIBOR + 54 bps), 5/25/29	289,357
24,391(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 1.264% (6 Month USD LIBOR + 100 bps), 7/25/29	23,993
98,351(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 2.198%, 9/25/29	97,072
2,368,493(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.605%, 6/25/44 (144A)	2,434,317
2,564,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 2.605%, 6/25/44 (144A)	2,676,132
5,356,955(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 1.698% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	5,347,376
3,620,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.648% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	3,606,759
13,573,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.098% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	13,581,765
5,680,000(a)	Oaktown Re IV, Ltd., Series 2020-1A, Class M1B, 4.898% (1 Month USD LIBOR + 475 bps), 7/25/30 (144A)	5,737,542
4,300,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.748% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	4,335,586
2,980,659(a)	OBX Trust, Series 2019-EXP1, Class 2A1A, 1.098% (1 Month USD LIBOR + 95 bps), 1/25/59 (144A)	2,980,658
1,492,328(a)	Pepper Residential Securities Trust, Series 21A, Class A1U, 1.033% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	1,488,956
3,215,548(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 1.102% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	3,205,776
7,306,158(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 1.084% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	7,308,167
741,471(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.548% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	741,366
4,967,751(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.098% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	4,968,595
17,250,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.898% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	17,191,412
6,000,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1A, 1.098% (1 Month USD LIBOR + 95 bps), 2/25/30 (144A)	5,992,817
7,590,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1B, 4.148% (1 Month USD LIBOR + 400 bps), 10/25/30 (144A)	7,670,713
2,740,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.748% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	2,787,789
1,737,121(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.599% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	1,201,129
3,851,709(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 0.999% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	3,843,995
517,999(a)	Resimac Premier, Series 2017-1A, Class A1A, 1.098% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	518,270
1,619,282(a)	Resimac Premier, Series 2018-1A, Class A1, 0.949% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	1,618,694
7,995,742(a)	Resimac Premier, Series 2019-2A, Class A1, 1.099% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	8,004,386
3,776,192(a)	Resimac Premier, Series 2020-1A, Class A1A, 1.203% (1 Month USD LIBOR + 105 bps), 2/7/52 (144A)	3,784,571
4,098,921(b)	RMF Buyout Issuance Trust, Series 2020-1, Class A, 2.158%, 2/25/30 (144A)	4,107,451
2,000,000(b)	RMF Buyout Issuance Trust, Series 2020-1, Class M1, 2.332%, 2/25/30 (144A)	2,005,737
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
4,137,798(b)	RMF Buyout Issuance Trust, Series 2020-2, Class A, 1.706%, 6/25/30 (144A)	$ 4,146,523
2,800,000(a)	STACR Trust, Series 2018-DNA2, Class M2, 2.298% (1 Month USD LIBOR + 215 bps), 12/25/30 (144A)	2,771,917
7,247,796(a)	STACR Trust, Series 2018-HRP1, Class B1, 3.898% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	7,243,276
5,312,005(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.798% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	5,225,100
4,474,951(a)	STACR Trust, Series 2018-HRP2, Class M2, 1.398% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	4,468,908
17,605,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.548% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	17,627,374
8,770,510(a)	Towd Point HE Trust, Series 2019-HE1, Class A1, 1.048% (1 Month USD LIBOR + 90 bps), 4/25/48 (144A)	8,765,539
5,527,960(a)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.248% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	5,495,485
5,280,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1B, 4.048% (1 Month USD LIBOR + 390 bps), 10/25/30 (144A)	5,319,082
4,360,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.648% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	4,384,189
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $716,255,285)	$708,823,483
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8% of Net Assets
1,540,225(a)	AREIT Trust, Series 2018-CRE2, Class A, 1.133% (1 Month USD LIBOR + 98 bps), 11/14/35 (144A)	$1,525,250
12,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.409% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	11,281,501
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.759% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	7,576,172
160,204(a)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 1.059% (1 Month USD LIBOR + 90 bps), 9/15/35 (144A)	159,548
1,150,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.209% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	1,149,999
9,450,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.93% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	9,073,947
5,884,925(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.655% (1 Month USD LIBOR + 250 bps), 7/8/21	5,843,505
7,750,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.65% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	7,719,571
5,700,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 2.655% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	5,549,406
7,625,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.655% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	7,597,584
14,500,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 2.648% (1 Month USD LIBOR + 250 bps), 2/18/21 (144A)	14,474,577
5,810,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 1.459% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	5,795,438
15,483,047(a)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 2.459% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	15,358,207
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 1.546% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	8,803,166
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 1.259% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,598,032
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 1.309% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,153,268
722,572(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 2.013% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	679,544
10,000,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 1.609% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	9,824,501
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.459% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,424,062
14,935,551(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class C, 1.909% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	14,091,794
9,500,000(a)	CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.659% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	9,226,022
8,750,000(a)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class B, 1.259% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	8,749,997
5,500,000(a)	Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class C, 1.459% (1 Month USD LIBOR + 130 bps), 12/15/36 (144A)	5,496,683
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 1.637% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	5,729,447
2,000,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.88% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,749,554
6,750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 2.059% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	6,498,459
10,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.309% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	9,941,332
16,587,432(a)	Exantas Capital Corp., Series 2020-RSO8, Class A, 1.303% (1 Month USD LIBOR + 115 bps), 3/15/35 (144A)	16,379,038
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
1,715,812(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.153% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	$1,716,949
2,930,828(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.153% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,696,361
2,508,590(a)	GPMT, Ltd., Series 2018-FL1, Class A, 1.052% (1 Month USD LIBOR + 90 bps), 11/21/35 (144A)	2,493,291
3,250,000(a)	GPMT, Ltd., Series 2018-FL1, Class AS, 1.352% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	3,226,056
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 2.092% (1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	7,438,478
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.509% (1 Month USD LIBOR + 135 bps), 7/15/32 (144A)	3,455,494
10,900,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 1.059% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	10,808,607
11,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.909% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	10,420,808
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.109% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	6,792,985
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.259% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	9,706,881
9,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.659% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	7,872,114
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 1.249% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,299,999
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 1.459% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,484,828
8,135,347(a)	HPLY Trust, Series 2019-HIT, Class C, 1.759% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	7,951,796
4,665,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 0.859% (1 Month USD LIBOR + 70 bps), 1/15/33 (144A)	4,628,533
4,230,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class B, 1.209% (1 Month USD LIBOR + 105 bps), 1/15/33 (144A)	4,156,025
11,900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 1.259% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	11,437,355
7,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.66% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	6,420,802
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 1.403% (1 Month USD LIBOR + 125 bps), 7/5/33 (144A)	2,745,810
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 1.803% (1 Month USD LIBOR + 165 bps), 7/5/33 (144A)	3,893,007
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 1.759% (1 Month USD LIBOR + 160 bps), 9/15/29 (144A)	3,500,632
1,650,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.759% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	1,571,369
10,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.319% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	9,654,356
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 1.529% (1 Month USD LIBOR + 137 bps), 10/15/33 (144A)	6,734,912
194,615	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	194,635
8,050,000(a)	MBRT, Series 2019-MBR, Class B, 1.309% (1 Month USD LIBOR + 115 bps), 11/15/36 (144A)	7,908,515
20,000,000(a)	MF1, Ltd., Series 2019-FL2, Class A, 1.278% (1 Month USD LIBOR + 113 bps), 12/25/34 (144A)	19,814,316
1,746,279(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	1,373,012
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 1.409% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	7,987,417
8,250,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.159% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,249,998
9,610,247(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 1.409% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	9,210,986
7,275,000(a)	Morgan Stanley Capital I Trust, Series 2019-NUGS, Class D, 3.3% (1 Month USD LIBOR + 180 bps), 12/15/36 (144A)	7,047,566
9,540,497(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 1.559% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	9,486,838
5,220,000(a)	MTRO Commercial Mortgage Trust, Series 2019-TECH, Class C, 1.459% (1 Month USD LIBOR + 130 bps), 12/15/33 (144A)	5,069,245
3,662,523(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.491% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	3,496,092
11,500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.959% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	11,329,207
251,141(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 0.682% (1 Month USD LIBOR + 53 bps), 3/9/21	251,087
6,877,843(a)	SLIDE, Series 2018-FUN, Class B, 1.409% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	6,566,817
1,259,699(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	1,251,242
2,923,195(b)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	2,952,678
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.503% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	4,111,196
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
10,150,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 1.503% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	$9,920,551
1,708,155(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 2.234%, 11/23/43 (144A)	1,707,689
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.359% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	11,372,898
13,125,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	13,180,607
14,200,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	14,209,770
13,500,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	13,498,697
4,375,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	4,388,905
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $539,675,242)	$523,137,016
	CORPORATE BONDS - 27.5% of Net Assets
	Auto Manufacturers - 2.1%
3,960,000(a)	American Honda Finance Corp., 0.576% (3 Month USD LIBOR + 37 bps), 5/10/23	$3,974,254
9,190,000(a)	American Honda Finance Corp., 0.791% (3 Month USD LIBOR + 54 bps), 6/27/22	9,243,767
2,015,000(a)	Ford Motor Credit Co. LLC, 1.104% (3 Month USD LIBOR + 88 bps), 10/12/21	1,990,932
11,520,000	General Motors Finland, Inc., 4.375%, 9/25/21	11,831,069
6,750,000(a)	Nissan Motor Acceptance Corp., 0.737% (3 Month USD LIBOR + 52 bps), 3/15/21 (144A)	6,744,964
6,020,000	Nissan Motor Acceptance Corp., 2.55%, 3/8/21 (144A)	6,036,405
6,889,000(a)	PACCAR Financial Corp., 0.466% (3 Month USD LIBOR + 26 bps), 5/10/21	6,894,434
13,755,000(a)	Toyota Motor Credit Corp., 0.504% (3 Month USD LIBOR + 28 bps), 4/13/21	13,764,293
14,245,000(a)	Volkswagen Group of America Finance LLC, 1.098% (3 Month USD LIBOR + 86 bps), 9/24/21 (144A)	14,316,205
5,550,000(a)	Volkswagen Group of America Finance LLC, 1.154% (3 Month USD LIBOR + 94 bps), 11/12/21 (144A)	5,590,018
11,255,000	Volkswagen Group of America Finance LLC, 2.5%, 9/24/21 (144A)	11,422,704
	Total Auto Manufacturers	$91,809,045
	Banks - 16.0%
4,360,000(a)	ABN AMRO Bank NV, 0.803% (3 Month USD LIBOR + 57 bps), 8/27/21 (144A)	$4,374,074
5,650,000	ABN AMRO Bank NV, 3.4%, 8/27/21 (144A)	5,762,809
9,450,000(a)	Bank of America Corp., 0.816% (SOFRRATE + 73 bps), 10/24/24	9,520,818
23,289,000(a)	Bank of America Corp., 1.015% (3 Month USD LIBOR + 79 bps), 3/5/24	23,465,424
11,209,000(a)	Bank of America Corp., 1.389% (3 Month USD LIBOR + 118 bps), 10/21/22	11,299,984
2,082,000(a)	Bank of America Corp., 1.638% (3 Month USD LIBOR + 142 bps), 4/19/21	2,090,369
16,000,000(a)	Bank of Montreal, 0.438% (SOFRRATE + 35 bps), 12/8/23	16,008,000
3,185,000(a)	Bank of Montreal, 0.768% (SOFRRATE + 68 bps), 3/10/23	3,212,360
3,138,000(a)	Bank of Nova Scotia, 0.658% (3 Month USD LIBOR + 44 bps), 4/20/21	3,142,333
3,069,000	Bank of Nova Scotia, 2.5%, 1/8/21	3,069,577
15,240,000(a)	Banque Federative du Credit Mutuel SA, 0.948% (3 Month USD LIBOR + 73 bps), 7/20/22 (144A)	15,357,249
2,620,000(a)	Banque Federative du Credit Mutuel SA, 1.178% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,663,286
5,125,000	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/22 (144A)	5,292,281
12,008,000(a)	Barclays Plc, 1.651% (3 Month USD LIBOR + 143 bps), 2/15/23	12,093,881
6,050,000(a)	Barclays Plc, 1.849% (3 Month USD LIBOR + 163 bps), 1/10/23	6,101,136
18,956,000(a)	BPCE SA, 1.433% (3 Month USD LIBOR + 122 bps), 5/22/22 (144A)	19,173,948
18,400,000(a)	Canadian Imperial Bank of Commerce, 0.489% (SOFRRATE + 40 bps), 12/14/23	18,431,624
5,890,000	Capital One NA, 2.95%, 7/23/21	5,961,433
9,095,000(a)	Citibank NA, 0.564% (3 Month USD LIBOR + 35 bps), 2/12/21	9,095,546
16,729,000(a)	Citigroup, Inc., 1.175% (3 Month USD LIBOR + 96 bps), 4/25/22	16,878,335
13,621,000(a)	Citigroup, Inc., 1.296% (3 Month USD LIBOR + 107 bps), 12/8/21	13,722,719
9,220,000(a)	Citigroup, Inc., 1.404% (3 Month USD LIBOR + 119 bps), 8/2/21	9,279,271
12,180,000(a)	Citigroup, Inc., 1.62% (3 Month USD LIBOR + 138 bps), 3/30/21	12,218,613
12,733,000	Citigroup, Inc., 2.7%, 3/30/21	12,806,544
3,875,000(a)	Cooperatieve Rabobank UA, 0.645% (3 Month USD LIBOR + 43 bps), 4/26/21	3,879,679
2,350,000(a)	Cooperatieve Rabobank UA, 0.701% (3 Month USD LIBOR + 48 bps), 1/10/23	2,360,889
10,765,000(a)	Credit Suisse Group AG, 1.42% (3 Month USD LIBOR + 120 bps), 12/14/23 (144A)	10,894,977
22,617,000(a)	Credit Suisse Group Funding Guernsey, Ltd., 2.508% (3 Month USD LIBOR + 229 bps), 4/16/21	22,761,434
4,002,000	Danske Bank, Inc., 2.7%, 3/2/22 (144A)	4,102,663
1,845,000	Discover Bank, 3.2%, 8/9/21	1,872,196
5,000,000(a)	Goldman Sachs Group, Inc., 0.624% (SOFRRATE + 54 bps), 11/17/23	5,003,630
5,000,000(a)	Goldman Sachs Group, Inc., 0.963% (3 Month USD LIBOR + 75 bps), 2/23/23	5,046,566
4,425,000(a)	Goldman Sachs Group, Inc., 1.325% (3 Month USD LIBOR + 111 bps), 4/26/22	4,437,249
11,230,000(a)	Goldman Sachs Group, Inc., 1.575% (3 Month USD LIBOR + 136 bps), 4/23/21	11,261,977
5,880,000(a)	Goldman Sachs Group, Inc., 1.977% (3 Month USD LIBOR + 177 bps), 2/25/21	5,894,205
2,725,000(a)	JPMorgan Chase & Co., 0.846% (3 Month USD LIBOR + 61 bps), 6/18/22	2,731,195
11,800,000(a)	JPMorgan Chase & Co., 0.939% (3 Month USD LIBOR + 73 bps), 4/23/24	11,900,062
18,025,000(a)	JPMorgan Chase & Co., 1.325% (3 Month USD LIBOR + 110 bps), 6/7/21	18,090,270
11,294,000(a)	KeyBank NA, 0.43% (SOFRRATE + 34 bps), 1/3/24	11,297,501
2,905,000(a)	KeyBank NA, 0.874% (3 Month USD LIBOR + 66 bps), 2/1/22	2,921,894
8,000,000(a)	Macquarie Bank, Ltd., 0.682% (3 Month USD LIBOR + 45 bps), 8/6/21 (144A)	8,018,149
2,968,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.865% (3 Month USD LIBOR + 65 bps), 7/26/21	2,976,969
Principal Amount USD ($)		Value
	Banks - (continued)
3,000,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.925% (3 Month USD LIBOR + 70 bps), 3/7/22	$3,016,885
25,302,000(a)	Mitsubishi UFJ Financial Group, Inc., 1.005% (3 Month USD LIBOR + 79 bps), 7/25/22	25,507,929
6,295,000(a)	Mizuho Financial Group, Inc., 1.07% (3 Month USD LIBOR + 85 bps), 9/13/23	6,329,584
7,505,000(a)	Mizuho Financial Group, Inc., 1.101% (3 Month USD LIBOR + 88 bps), 9/11/22	7,589,369
14,679,000(a)	Mizuho Financial Group, Inc., 1.164% (3 Month USD LIBOR + 94 bps), 2/28/22	14,807,220
4,600,000	Mizuho Financial Group, Inc., 2.632%, 4/12/21 (144A)	4,629,040
12,580,000(a)	Morgan Stanley, 1.146% (3 Month USD LIBOR + 93 bps), 7/22/22	12,633,973
12,403,000(a)	Morgan Stanley, 1.398% (3 Month USD LIBOR + 118 bps), 1/20/22	12,409,326
12,114,000(a)	PNC Bank NA, 0.666% (3 Month USD LIBOR + 45 bps), 7/22/22	12,138,185
4,499,000(a)	PNC Bank NA, 0.717% (3 Month USD LIBOR + 50 bps), 7/27/22	4,525,532
9,000,000(a)	Royal Bank of Canada, 0.615% (3 Month USD LIBOR + 40 bps), 1/25/21	9,002,217
12,310,000(a)	Royal Bank of Canada, 0.683% (3 Month USD LIBOR + 47 bps), 4/29/22	12,370,193
4,800,000	Royal Bank of Canada, 3.35%, 10/22/21 (144A)	4,917,077
9,220,000(a)	Santander UK Plc, 0.845% (3 Month USD LIBOR + 62 bps), 6/1/21	9,241,093
15,252,000(a)	Skandinaviska Enskilda Banken AB, 0.865% (3 Month USD LIBOR + 65 bps), 12/12/22 (144A)	15,383,848
13,625,000	Skandinaviska Enskilda Banken AB, 3.25%, 5/17/21 (144A)	13,767,845
11,850,000(a)	Standard Chartered Plc, 1.335% (SOFRRATE + 125 bps), 10/14/23 (144A)	11,927,508
4,232,000(a)	Sumitomo Mitsui Financial Group, Inc., 0.958% (3 Month USD LIBOR + 74 bps), 10/18/22	4,270,663
21,084,000(a)	Sumitomo Mitsui Financial Group, Inc., 1.004% (3 Month USD LIBOR + 78 bps), 7/12/22	21,246,261
5,265,000(a)	Toronto-Dominion Bank, 0.755% (3 Month USD LIBOR + 53 bps), 12/1/22	5,307,293
1,000,000(a)	Toronto-Dominion Bank, 0.858% (3 Month USD LIBOR + 64 bps), 7/19/23	1,011,473
1,035,000(a)	Toronto-Dominion Bank, 1.22% (3 Month USD LIBOR + 100 bps), 4/7/21	1,037,651
5,000,000	Toronto-Dominion Bank, 2.25%, 3/15/21 (144A)	5,020,407
25,014,000(a)	Truist Bank, 0.812% (3 Month USD LIBOR + 59 bps), 5/17/22	25,166,049
10,670,000(a)	UBS Group AG, 1.744% (3 Month USD LIBOR + 153 bps), 2/1/22 (144A)	10,829,583
5,768,000	UBS Group AG, 3.0%, 4/15/21 (144A)	5,812,538
1,315,000(a)	US Bank NA, 0.535% (3 Month USD LIBOR + 32 bps), 4/26/21	1,315,925
15,234,000(a)	Wells Fargo & Co., 1.144% (3 Month USD LIBOR + 93 bps), 2/11/22	15,246,932
14,665,000(a)	Wells Fargo & Co., 1.24% (3 Month USD LIBOR + 103 bps), 7/26/21	14,743,962
12,310,000(a)	Wells Fargo & Co., 1.571% (3 Month USD LIBOR + 134 bps), 3/4/21	12,336,851
9,451,000	Wells Fargo & Co., 2.5%, 3/4/21	9,482,961
3,776,000	Wells Fargo & Co., 3.0%, 1/22/21	3,780,907
6,430,000	Wells Fargo & Co., 4.6%, 4/1/21	6,497,914
6,430,000(a)	Wells Fargo Bank NA, 0.853% (3 Month USD LIBOR + 62 bps), 5/27/22	6,443,240
	Total Banks	$706,220,553
	Beverages - 0.1%
2,753,000	Constellation Brands, Inc., 3.75%, 5/1/21	$2,782,699
	Total Beverages	$2,782,699
	Chemicals - 0.2%
8,788,000(a)	Albemarle Corp., 1.271% (3 Month USD LIBOR + 105 bps), 11/15/22	$8,767,183
	Total Chemicals	$8,767,183
	Diversified Financial Services - 0.9%
12,490,000(a)	American Express Co., 0.824% (3 Month USD LIBOR + 61 bps), 8/1/22	$12,578,170
1,400,000(a)	Aviation Capital Group LLC, 0.884% (3 Month USD LIBOR + 67 bps), 7/30/21 (144A)	1,386,892
15,850,000(a)	Capital One Financial Corp., 0.934% (3 Month USD LIBOR + 72 bps), 1/30/23	15,925,594
9,158,000(a)	Charles Schwab Corp., 0.533% (3 Month USD LIBOR + 32 bps), 5/21/21	9,166,091
1,000,000(a)	Sussex Capital UK Pcc Ltd., 7.821% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	999,000
	Total Diversified Financial Services	$40,055,747
	Electric - 1.0%
6,440,000(a)	American Electric Power Co., Inc., 0.68% (3 Month USD LIBOR + 48 bps), 11/1/23	$6,449,546
9,175,000(a)	Dominion Energy, Inc., 0.747% (3 Month USD LIBOR + 53 bps), 9/15/23	9,191,882
7,152,000(c)	Dominion Energy, Inc., 2.715%, 8/15/21	7,240,245
21,898,000(a)	Duke Energy Corp., 0.721% (3 Month USD LIBOR + 50 bps), 5/14/21 (144A)	21,930,622
	Total Electric	$44,812,295
	Gas - 0.1%
6,225,000(a)	Dominion Energy Gas Holdings LLC, 0.817% (3 Month USD LIBOR + 60 bps), 6/15/21	$6,239,255
	Total Gas	$6,239,255
	Insurance - 0.7%
2,705,000(a)	Allstate Corp., 0.681% (3 Month USD LIBOR + 43 bps), 3/29/21	$2,707,364
1(d)	Ambac Assurance Corp., 5.1% (144A)	1
2(a)	Ambac LSNI LLC, 6.0% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	3
6,680,000	American International Group, Inc., 6.4%, 12/15/20	–
3,980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	4,053,702
4,380,000(a)	Metropolitan Life Global Funding I, 0.655% (SOFRRATE + 57 bps), 1/13/23 (144A)	4,402,354
6,190,000	Metropolitan Life Global Funding I, 2.4%, 1/8/21 (144A)	6,191,258
4,531,000(a)	New York Life Global Funding, 0.552% (3 Month USD LIBOR + 32 bps), 8/6/21 (144A)	4,538,047
2,500,000(a)	New York Life Global Funding, 0.664% (3 Month USD LIBOR + 44 bps), 7/12/22 (144A)	2,515,104
5,733,000	New York Life Global Funding, 2.95%, 1/28/21 (144A)	5,742,956
	Total Insurance	$30,150,789
	Machinery-Construction & Mining - 0.4%
9,120,000(a)	Caterpillar Financial Services Corp., 0.612% (3 Month USD LIBOR + 39 bps), 5/17/21	$9,132,147
9,091,000(a)	Caterpillar Financial Services Corp., 0.956% (3 Month USD LIBOR + 74 bps), 5/13/22	9,170,862
	Total Machinery-Construction & Mining	$18,303,009
	Machinery-Diversified - 0.1%
2,000(a)	John Deere Capital Corp., 0.49% (3 Month USD LIBOR + 26 bps), 9/10/21	$ 2,003
Principal Amount USD ($)		Value
	Machinery-Diversified - (continued)
4,500,000(a)	John Deere Capital Corp., 0.625% (3 Month USD LIBOR + 40 bps), 6/7/21	$4,506,617
	Total Machinery-Diversified	$4,508,620
	Media - 0.7%
5,092,000(a)	Comcast Corp., 0.678% (3 Month USD LIBOR + 44 bps), 10/1/21	$5,107,675
4,570,000(a)	NBCUniversal Enterprise, Inc., 0.638% (3 Month USD LIBOR + 40 bps), 4/1/21 (144A)	4,573,931
6,870,000(a)	Walt Disney Co., 0.475% (3 Month USD LIBOR + 25 bps), 9/1/21	6,877,715
9,910,000(a)	Walt Disney Co., 0.615% (3 Month USD LIBOR + 39 bps), 9/1/22	9,957,645
3,909,000	Walt Disney Co., 4.5%, 2/15/21	3,927,242
	Total Media	$30,444,208
	Oil & Gas - 1.7%
2,775,000(a)	BP Capital Markets Plc, 0.889% (3 Month USD LIBOR + 65 bps), 9/19/22	$2,781,097
5,766,000(a)	BP Capital Markets Plc, 1.089% (3 Month USD LIBOR + 87 bps), 9/16/21	5,795,059
1,172,000	BP Capital Markets Plc, 3.161%, 3/17/21	1,177,039
8,430,000	BP Capital Markets Plc, 3.561%, 11/1/21	8,654,525
7,045,000	Canadian Natural Resources, Ltd., 3.45%, 11/15/21	7,171,246
2,295,000(a)	Chevron Corp., 0.762% (3 Month USD LIBOR + 53 bps), 3/3/22	2,306,936
16,885,000(a)	Chevron Corp., 1.105% (3 Month USD LIBOR + 90 bps), 5/11/23	17,194,435
11,405,000(a)	Exxon Mobil Corp., 0.551% (3 Month USD LIBOR + 33 bps), 8/16/22	11,446,518
8,710,000(a)	Phillips 66, 0.833% (3 Month USD LIBOR + 60 bps), 2/26/21	8,711,005
7,200,000(a)	Valero Energy Corp., 1.367% (3 Month USD LIBOR + 115 bps), 9/15/23	7,218,352
	Total Oil & Gas	$72,456,212
	Pharmaceuticals - 1.4%
12,080,000(a)	AbbVie, Inc., 0.563% (3 Month USD LIBOR + 35 bps), 5/21/21	$12,091,656
4,480,000	AbbVie, Inc., 5.0%, 12/15/21	4,624,967
4,670,000(a)	Bayer US Finance II LLC, 0.881% (3 Month USD LIBOR + 63 bps), 6/25/21 (144A)	4,679,484
12,890,000(a)	Becton Dickinson & Co., 1.255% (3 Month USD LIBOR + 103 bps), 6/6/22	12,994,431
4,676,000(a)	Cardinal Health, Inc., 0.987% (3 Month USD LIBOR + 77 bps), 6/15/22	4,709,247
6,730,000(a)	Cigna Corp., 0.879% (3 Month USD LIBOR + 65 bps), 9/17/21	6,731,063
15,430,000(a)	Zoetis, Inc., 0.664% (3 Month USD LIBOR + 44 bps), 8/20/21	15,463,523
	Total Pharmaceuticals	$61,294,371
	Pipelines - 0.8%
9,000,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	$9,025,408
3,750,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	3,768,309
3,453,000	Kinder Morgan, Inc., 5.0%, 2/15/21 (144A)	3,463,190
15,605,000(a)	MPLX LP, 1.33% (3 Month USD LIBOR + 110 bps), 9/9/22	15,607,646
1,380,000	Sunoco Logistics Partners Operations LP, 4.4%, 4/1/21	1,388,626
	Total Pipelines	$33,253,179
	Semiconductors - 0.5%
23,276,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.2%, 1/15/21	$23,286,647
	Total Semiconductors	$23,286,647
	Telecommunications - 0.4%
17,944,000(a)	AT&T, Inc., 1.187% (3 Month USD LIBOR + 95 bps), 7/15/21	$18,024,326
	Total Telecommunications	$18,024,326
	Trucking & Leasing - 0.4%
5,010,000(a)	GATX Corp., 0.945% (3 Month USD LIBOR + 72 bps), 11/5/21	$5,021,418
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.3%, 4/1/21 (144A)	1,004,596
10,121,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	10,389,294
2,870,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.65%, 7/29/21 (144A)	2,914,295
	Total Trucking & Leasing	$19,329,603
	TOTAL CORPORATE BONDS
	(Cost $1,202,025,476)	$1,211,737,741
	INSURANCE-LINKED SECURITIES - 2.8% of Net Assets#
	Event Linked Bonds - 2.0%
	Earthquakes - California - 0.1%
1,000,000(a)	Ursa Re, 5.301% (3 Month U.S. Treasury Bill + 523 bps), 9/24/21 (144A)	$1,000,000
750,000(a)	Ursa Re, 5.821% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	750,225
4,000,000(a)	Ursa Re II, 3.821% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	4,013,600
		$5,763,825
	Earthquakes - Chile - 0.0%†
1,800,000(a)	International Bank for Reconstruction & Development, 2.521% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,798,020
	Earthquakes - Colombia - 0.0%†
1,300,000(a)	International Bank for Reconstruction & Development, 3.021% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,298,570
	Earthquakes - Japan - 0.0%†
750,000(a)	Kizuna Re II, 1.946% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$ 748,500
250,000(a)	Kizuna Re II, 2.571% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	249,600
700,000(a)	Nakama Re, 2.2% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	699,020
		$1,697,120
	Earthquakes - Mexico - 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 3.64% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 500,150
	Earthquakes - Peru - 0.0%†
700,000(a)	International Bank for Reconstruction & Development, 6.021% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$ 701,050
Principal Amount USD ($)		Value
	Health - U.S. - 0.2%
250,000(a)	Vitality Re VIII, 1.821% (3 Month U.S. Treasury Bill + 175 bps), 1/8/21 (144A)	$ 249,950
1,000,000(a)	Vitality Re VIII, 2.071% (3 Month U.S. Treasury Bill + 200 bps), 1/8/21 (144A)	985,000
3,500,000(a)	Vitality Re X, 1.821% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	3,484,250
1,750,000(a)	Vitality Re X, 2.071% (3 Month U.S. Treasury Bill + 200 bps), 1/10/23 (144A)	1,738,625
		$6,457,825
	Inland Flood - U.S. - 0.0%†
500,000(a)	FloodSmart Re, 11.901% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$ 497,800
	Multiperil - Florida - 0.0%†
250,000(a)	Sanders Re II, 5.571% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$ 253,875
	Multiperil - Japan - 0.0%†
250,000(a)	Akibare Re, 2.128% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$ 247,700
500,000(a)	Akibare Re, 2.128% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	497,350
		$ 745,050
	Multiperil - U.S. - 0.6%
1,500,000(a)	Bonanza Re, 4.821% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$1,506,450
250,000(a)	Bowline Re, Series Series 2018-1, 4.831% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	250,675
625,000(a)	Caelus Re V, 0.571% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	581,250
500,000(a)	Caelus Re V, 3.261% (3 Month U.S. Treasury Bill + 319 bps), 6/7/21 (144A)	390,000
750,000(a)	Caelus Re V, 4.101% (3 Month U.S. Treasury Bill + 403 bps), 6/7/21 (144A)	502,500
750,000(a)	Caelus Re VI, 5.571% (3 Month U.S. Treasury Bill + 550 bps), 6/7/24 (144A)	763,800
4,500,000(a)	Easton Re Pte, 0.563% (3 Month U.S. Treasury Bill + 50 bps), 1/8/24 (144A)	4,499,550
500,000(a)	Fortius Re II, 3.42% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	501,150
1,750,000(a)	Four Lakes Re, 7.071% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,749,300
500,000(a)	Herbie Re, 6.321% (3 Month U.S. Treasury Bill + 625 bps), 1/8/25 (144A)	505,050
350,000(a)	Kilimanjaro II Re, 6.3% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	352,590
1,700,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,706,120
250,000(a)	Kilimanjaro Re, 4.978% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	250,975
2,100,000(a)	Residential Reinsurance 2017, 3.341% (3 Month U.S. Treasury Bill + 327 bps), 6/6/21 (144A)	2,089,710
2,900,000(a)	Residential Reinsurance 2017, 6.001% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	2,901,450
1,250,000(a)	Residential Reinsurance 2018, 3.431% (3 Month U.S. Treasury Bill + 336 bps), 6/6/22 (144A)	1,227,500
500,000(a)	Residential Reinsurance 2019, 4.721% (3 Month U.S. Treasury Bill + 465 bps), 6/6/23 (144A)	492,150
500,000(a)	Residential Reinsurance 2020, 5.571% (3 Month U.S. Treasury Bill + 550 bps), 6/6/24 (144A)	503,050
1,500,000(a)	Residential Reinsurance 2020, 6.321% (3 Month U.S. Treasury Bill + 625 bps), 12/6/24 (144A)	1,509,000
250,000(a)	Sanders Re, 2.93% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	248,700
1,000,000(a)	Spectrum Capital, 5.75% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,002,300
3,350,000(a)	Tailwind Re, 7.431% (3 Month U.S. Treasury Bill + 736 bps), 1/8/22 (144A)	3,391,205
		$26,924,475
	Multiperil - U.S. & Canada - 0.1%
2,500,000(a)	Hypatia, 6.821% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$2,660,750
1,000,000(a)	Hypatia, 9.821% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	1,067,200
		$3,727,950
	Multiperil - U.S. Regional - 0.1%
700,000(a)	First Coast Re II Pte, 5.66% (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$ 706,440
1,250,000(a)	Long Point Re III, 2.813% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	1,250,750
400,000(a)	Matterhorn Re, 5.063% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	396,600
		$2,353,790
	Multiperil - Worldwide - 0.2%
1,250,000(a)	Galilei Re, 5.174% (6 Month USD LIBOR + 513 bps), 1/8/21 (144A)	$1,250,000
1,150,000(a)	Galilei Re, 5.724% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	1,149,770
2,300,000(a)	Galilei Re, 5.924% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	2,299,770
500,000(a)	Kendall Re, 5.322% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	500,750
1,500,000(a)	Northshore Re II, 0.568% (3 Month U.S. Treasury Bill + 50 bps), 1/8/24 (144A)	1,498,500
		$6,698,790
	Pandemic - U.S. - 0.1%
3,000,000(a)	Vitality Re X, 1.571% (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$2,982,900
1,250,000(a)	Vitality Re XI, 1.871% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,241,125
		$4,224,025
	Pandemic - Worldwide - 0.0%†
1,750,000(a)	Vita Capital VI, 3.084% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	$1,662,500
	Windstorm - Florida - 0.1%
2,500,000(a)	Integrity Re, 4.05% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$2,493,750
	Windstorm - Japan - 0.0%†
1,500,000(a)	Aozora Re, 2.534% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$1,497,000
	Windstorm - Mexico - 0.0%†
500,000	International Bank for Reconstruction & Development, 6.64%, 3/13/24	$ 500,150
	Windstorm - Texas - 0.1%
2,500,000(a)	Alamo Re II, 5.821% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)	$2,602,750
	Windstorm - U.S. - 0.1%
2,000,000(a)	Bonanza Re, 4.821% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$1,999,000
250,000(a)	Bowline Re, 8.921% (3 Month U.S. Treasury Bill + 885 bps), 3/20/23 (144A)	253,650
		$2,252,650
	Windstorm - U.S. Regional - 0.3%
2,500,000	Matterhorn Re, 12/7/21 (144A)	$2,318,250
Principal Amount USD ($)		Value
	Windstorm - U.S. Regional - (continued)
1,500,000(a)	Matterhorn Re, 6.313% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	$1,509,300
250,000(a)	Matterhorn Re, 7.063% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	255,300
2,250,000(a)	Matterhorn Re, 10.063% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	2,306,925
2,000,000(a)	Matterhorn Re 2020-1, 7.563% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	2,004,200
1,500,000(a)	Matterhorn Re, 4.44% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	1,498,500
3,000,000(a)	Matterhorn Re, 5.69% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	2,997,000
		$12,889,475
	Total Event Linked Bonds	$87,540,590
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.4%
	Earthquakes - California - 0.0%†
2,500,000+(e)(f)	Adare Re 2020, 1/31/21	$2,629,604
	Multiperil – Massachusetts - 0.1%
3,000,000+(f)	Denning Re, 7/31/24	$2,981,441
	Multiperil - U.S. - 0.1%
500,000+(e)	Dingle Re 2019, 2/1/21	$ 10,263
250,000+(e)(f)	Dingle Re 2020, 1/31/21	258,623
4,000,000+(e)(f)	Port Royal Re 2019, 5/31/21	4,106,528
		$4,375,414
	Multiperil - U.S. & Canada - 0.1%
3,250,000+(e)(f)	Leven Re 2020, 1/31/21	$3,299,725
	Multiperil - U.S. Regional - 0.1%
2,750,000+(e)(f)	Ailsa Re 2019, 6/30/21	$2,866,173
	Multiperil - Worldwide - 0.0%†
1,000,000+(e)(f)	Cypress Re 2017, 1/31/22	$100
24,000+(e)	Limestone Re 2016-1, 8/31/21	391
40,000+(e)	Limestone Re 2016-1, 8/31/21	652
223,000+(e)(f)	Limestone Re 2019-2, 3/1/23 (144A)	391,499
2,500,000+(e)(f)	Resilience Re, 5/1/21	250
2,000,000+(e)(f)	Resilience Re, 4/6/21 (144A)	200
		$ 393,092
	Windstorm - Florida - 0.0%†
2,000,000+(e)(f)	Formby Re 2018, 2/28/21	$ 353,832
800,000+(e)(f)	Portrush Re 2017, 6/15/21	510,480
		$ 864,312
	Windstorm - U.S. Regional - 0.0%†
500,000+(e)(f)	Oakmont Re 2017, 4/30/21	$ 14,700
	Total Collateralized Reinsurance	$17,424,461
	Industry Loss Warranties - 0.1%
	Earthquakes – Bermuda - 0.1%
3,000,000+	Celtic Manor Re 2020, 1/31/23	$3,000,000
	Multiperil - U.S. - 0.0%†
2,250,000+(e)(f)	Scotscraig Re 2020, 1/31/21	$2,289,504
	Total Industry Loss Warranties	$5,289,504
	Reinsurance Sidecars - 0.3%
	Multiperil - U.S. - 0.0%†
2,000,000+(e)(f)	Carnoustie Re 2017, 11/30/21	$ 263,600
1,100,000+(e)	Carnoustie Re 2019, 12/31/22	2,090
1,500,000+(e)(f)	Castle Stuart Re 2018, 12/1/21	158,032
2,000,000+(f)(g)	Harambee Re 2018, 12/31/21	37,200
4,000,000+(g)	Harambee Re 2019, 12/31/22	64,800
		$ 525,722
	Multiperil - Worldwide - 0.3%
2,000+(e)	Alturas Re 2019-1, 3/10/23 (144A)	$ 16,496
36,448+(g)	Alturas Re 2019-2, 3/10/22	169,250
2,500,000+(e)(f)	Bantry Re 2016, 3/31/21	201,500
2,000,000+(e)(f)	Bantry Re 2017, 3/31/21	116,882
2,000,000+(e)(f)	Bantry Re 2018, 12/31/21	22,800
4,000,000+(e)	Bantry Re 2019, 12/31/22	135,855
1,250,000+(e)(f)	Berwick Re 2017-1, 2/1/21	41,375
5,120,164+(e)(f)	Berwick Re 2018-1, 12/31/21	623,124
3,658,035+(e)(f)	Berwick Re 2019-1, 12/31/22	437,135
1,500,000+(g)	Blue Lotus Re 2018, 12/31/21	21,600
113,405+(e)	Eden Re II, 3/22/22 (144A)	75,327
4,000+(e)	Eden Re II, 3/22/23 (144A)	14,941
35,797+(e)	Eden Re II, 3/22/23 (144A)	139,455
75,000+(e)	Eden Re II, 3/22/22 (144A)	51,638
1,300,000+(e)(f)	Gleneagles Re 2016, 11/30/21	40,560
2,118,314+(e)(f)	Gullane Re 2018, 12/31/21	2,182,922
2,000+(e)	Limestone Re 2018, 3/1/22	20,705
500,000+(g)	Lion Rock Re 2019, 1/31/22	39,300
4,000,000+(f)(g)	Lorenz Re 2018, 7/1/21	47,600
2,744,544+(f)(g)	Lorenz Re 2019, 6/30/22	180,865
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
3,000,000+(e)(f)	Merion Re 2018-2, 12/31/21	$3,373,024
977,820+(g)	NCM Re 2019, 12/31/22	115,089
1,500,000+(e)	Pangaea Re 2016-2, 11/30/21	2,675
2,000,000+(e)(f)	Pangaea Re 2018-1, 12/31/21	42,109
4,000,000+(e)(f)	Pangaea Re 2018-3, 7/1/22	82,974
2,800,000+(e)(f)	Pangaea Re 2019-1, 2/1/23	58,345
2,941,254+(e)(f)	Pangaea Re 2019-3, 7/1/23	105,800
2,400,000+(e)(f)	Sector Re V, 12/1/23 (144A)	728,164
160,000+(e)(f)	Sector Re V, 12/1/24 (144A)	401,019
800,000+(e)(f)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	343,440
1,861+(e)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	48,494
1,250,000+(e)(f)	St. Andrews Re 2017-1, 2/1/21	84,750
1,737,984+(e)(f)	St. Andrews Re 2017-4, 6/1/21	171,018
750,000+(f)(g)	Thopas Re 2018, 12/31/21	–
3,000,000+(f)(g)	Thopas Re 2019, 12/31/22	162,000
2,600,000+(e)(f)	Versutus Re 2017, 11/30/21	–
2,000,000+(e)(f)	Versutus Re 2018, 12/31/21	–
1,765,095+(e)	Versutus Re 2019-A, 12/31/21	70,957
1,434,906+(e)	Versutus Re 2019-B, 12/31/21	57,683
750,000+(f)(g)	Viribus Re 2018, 12/31/21	–
2,500,000+(g)	Viribus Re 2019, 12/31/22	102,500
1,724,784+(e)(f)	Woburn Re 2018, 12/31/21	158,914
809,418+(e)(f)	Woburn Re 2019, 12/31/22	272,538
		$10,960,823
	Total Reinsurance Sidecars	$11,486,545
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $123,631,309)	$121,741,100
Principal Amount USD ($)		Value
	MUNICIPAL BOND - 0.0%† of Net Assets(h)
	Municipal Student Loan - 0.0%†
48,664(a)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 1.111% (3 Month USD LIBOR + 90 bps), 4/26/27	$ 48,716
	Total Municipal Student Loan	$ 48,716
	TOTAL MUNICIPAL BOND
	(Cost $48,860)	$ 48,716
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.4% of Net Assets*(a)
	Aerospace & Defense - 0.1%
2,400,024	American Airlines, Inc., 2018 Replacement Term Loan, 1.898% (LIBOR + 175 bps), 6/27/25	$2,008,307
997,500	MAG DS Corp., Initial Term Loan, 6.5% (LIBOR + 550 bps), 4/1/27	955,106
738,750	MRO Holdings, Inc., Initial Term Loan, 5.254% (LIBOR + 500 bps), 6/4/26	646,406
1,000,000	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc & Onex Wind Finance LP.), Initial Term Loan, 6.0% (LIBOR + 525 bps), 1/15/25	1,013,125
85,469	United Airlines, Inc., Refinanced Term Loan, 1.895% (LIBOR + 175 bps), 4/1/24	83,840
	Total Aerospace & Defense	$4,706,784
	All Other - 0.0%†
1,000,000(i)	Adevinta ASA Facility B2, Term Loan, 10/22/27	$1,001,875
	Total All Other	$1,001,875
	Automobile - 0.2%
1,831,768	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$1,810,016
2,000,000	Dana, Inc., 2018 New Term Loan B Advance, 2.397% (LIBOR + 225 bps), 2/27/26	1,995,000
1,000,000	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	1,007,500
1,994,872	Navistar, Inc., Tranche B Term Loan, 3.66% (LIBOR + 350 bps), 11/6/24	1,996,119
291,667	Visteon Corp., New Term Loan, 1.908% (LIBOR + 175 bps), 3/25/24	288,932
265,844	Wabash National Corp., Term B Loan, 4.0% (LIBOR + 325 bps), 9/28/27	265,179
	Total Automobile	$7,362,746
	Beverage, Food & Tobacco - 0.0%†
987,500	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 2.147% (LIBOR + 200 bps), 9/13/26	$ 973,248
	Total Beverage, Food & Tobacco	$ 973,248
	Broadcasting & Entertainment - 0.1%
1,087,297	Gray Television, Inc., Term B-2 Loan, 2.405% (LIBOR + 225 bps), 2/7/24	$1,078,916
4,000,001	Gray Television, Inc., Term C Loan, 2.655% (LIBOR + 250 bps), 1/2/26	3,978,333
	Total Broadcasting & Entertainment	$5,057,249
	Building Materials - 0.1%
1,091,190	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$1,083,688
2,718,939	Summit Materials LLC, New Term Loan, 2.145% (LIBOR + 200 bps), 11/21/24	2,709,309
	Total Building Materials	$3,792,997
	Buildings & Real Estate - 0.1%
2,411,264	Beacon Roofing Supply, Inc., Initial Term Loan, 2.397% (LIBOR + 225 bps), 1/2/25	$2,398,706
1,250,000	Potters Industries LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 12/14/27	1,253,125
2,100,000	VICI Properties 1 LLC, Term B Loan, 1.894% (LIBOR + 175 bps), 12/20/24	2,070,249
Principal Amount USD ($)		Value
	Buildings & Real Estate - (continued)
633,963	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	$ 608,010
	Total Buildings & Real Estate	$6,330,090
	Chemicals - 0.1%
2,050,000	Avantor Funding, Inc., Incremental B-4 Dollar Term Loan, 3.5% (LIBOR + 250 bps), 11/8/27	$2,055,125
1,994,962	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 1/31/26	1,979,168
1,000,000(i)	Gemini HDPE LLC Term Loan B, 12/10/27	996,250
	Total Chemicals	$5,030,543
	Chemicals, Plastics & Rubber - 0.3%
2,389,903	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 2.004% (LIBOR + 175 bps), 6/1/24	$2,375,339
1,988,852	Berry Global, Inc. (fka Berry Plastics Corp.), Term X Loan, 2.149% (LIBOR + 200 bps), 1/19/24	1,984,345
4,432,500	Berry Global, Inc. (fka Berry Plastics Corp.), Term Y Loan, 2.149% (LIBOR + 200 bps), 7/1/26	4,418,648
1,278,786	PQ Corp., Third Amendment Tranche B-1 Term Loan, 2.464% (LIBOR + 225 bps), 2/7/27	1,273,990
364,463	Reynolds Group Holdings, Inc., Tranche B-1 US Term Loan, 2.897% (LIBOR + 275 bps), 2/5/23	363,233
3,978,043	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.197% (LIBOR + 300 bps), 9/23/24	3,964,991
74,653	Twist Beauty International Holdings SA, Facility B2, 4.0% (LIBOR + 300 bps), 4/22/24	70,640
	Total Chemicals, Plastics & Rubber	$14,451,186
	Computers & Electronics - 0.3%
2,600,000	Ahead DB Holdings LLC, First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 10/18/27	$2,567,500
700,000	Celestica, Inc., Incremental Term B-2 Loan, 2.648% (LIBOR + 250 bps), 6/27/25	695,625
343,750	Energizer Holdings, Inc., First Lien Term Loan, 2.75% (LIBOR + 250 bps) 12/22/27	344,396
406,250(i)	Energizer Holdings, Inc., Incremental Term Loan, 12/16/27	407,014
750,000(i)	Flexera Software LLC (fka Flexera Software, Inc.) First Lien Term Loan, 1/26/28	750,937
1,150,000	LogMeIn, Inc., First Lien Initial Term Loan, 4.903% (LIBOR + 475 bps), 8/31/27	1,147,844
3,467,443	NCR Corp., Initial Term Loan, 2.65% (LIBOR + 250 bps), 8/28/26	3,424,100
1,949,367	Pitney Bowes, Inc., Incremental Tranche B Term Loan, 5.65% (LIBOR + 550 bps), 1/7/25	1,942,870
	Total Computers & Electronics	$11,280,286
	Consumer Services - 0.0%†
930,513	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.25% (LIBOR + 325 bps), 9/23/26	$ 933,770
	Total Consumer Services	$ 933,770
	Diversified & Conglomerate Manufacturing - 0.0%†
904,422	Delos Finance S.a.r.l., New Term Loan, 2.004% (LIBOR + 175 bps), 10/6/23	$ 904,422
	Total Diversified & Conglomerate Manufacturing	$ 904,422
	Diversified & Conglomerate Service - 0.2%
1,000,000	Albany Molecular Research, Inc., First Lien 2020 Term Loan, 4.5% (LIBOR + 350 bps), 8/30/24	$1,008,125
1,985,784	Avis Budget Car Rental LLC, New Tranche B Term Loan, 2.4% (LIBOR + 225 bps), 8/6/27	1,931,175
965,784	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.5% (LIBOR + 250 bps), 3/1/24	962,632
486,453	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.75% (LIBOR + 300 bps), 2/3/25	482,501
462,482	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	416,176
1,935,000	Iqvia, Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 1.897% (LIBOR + 175 bps), 1/17/25	1,927,502
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 1.902% (LIBOR + 175 bps), 11/18/26	1,453,015
	Total Diversified & Conglomerate Service	$8,181,126
	Electric & Electrical - 0.1%
1,979,747	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 2.75% (LIBOR + 200 bps), 9/19/25	$1,983,364
388,848	Rackspace Technology Global, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	389,010
	Total Electric & Electrical	$2,372,374
	Electronics - 0.2%
696,500	BY Crown Parent LLC, Initial B-1 Term Loan, 4.0% (LIBOR + 300 bps), 2/2/26	$ 696,500
1,704,681	Science Applications International Corp., Tranche B2 Term Loan, 2.397% (LIBOR + 225 bps), 3/12/27	1,705,747
2,345,931	Scientific Games International, Inc., Initial Term B-5 Loan, 2.897% (LIBOR + 275 bps), 8/14/24	2,297,546
1,994,832	Verint Systems, Inc., Refinancing Term Loan, 2.155% (LIBOR + 200 bps), 6/28/24	1,994,832
1,166,806	Western Digital Corp., US Term B-4 Loan, 1.897% (LIBOR + 175 bps), 4/29/23	1,166,952
	Total Electronics	$7,861,577
	Entertainment & Leisure - 0.0%†
1,492,500	Carnival Corp., Initial Advance, 8.5% (LIBOR + 750 bps), 6/30/25	$1,546,230
	Total Entertainment & Leisure	$1,546,230
	Environmental Services - 0.0%†
1,330,815	GFL Environmental, Inc., 2020 Refinancing Term Loan, 3.5% (LIBOR + 300 bps), 5/30/25	$1,334,327
	Total Environmental Services	$1,334,327
	Financial Services - 0.2%
1,990,000	Cardtronics USA, Inc., Initial Term Loan, 5.0% (LIBOR + 400 bps), 6/29/27	$1,994,478
1,496,222	Citadel Securities LP, 2020 Repriced Term Loan, 2.897% (LIBOR + 275 bps), 2/27/26	1,499,338
493,897	EFS Cogen Holdings I LLC, Term B Loan, 4.5% (LIBOR + 350 bps), 10/1/27	492,971
994,975	Hudson River Trading LLC, 2020 Repriced Term Loan, 3.147% (LIBOR + 300 bps), 2/18/27	995,804
2,000,000(i)	Trans Union LLC, 2019 Replacement Term B-5 Loan, 12/30/99	1,997,292
	Total Financial Services	$6,979,883
	Healthcare - 0.2%
1,000,000	ADMI Corp. (aka Aspen Dental) Amendment No. 3 Incremental Term Loan, 4.75% (LIBOR + 400 bps), 12/23/37	$1,002,750
Principal Amount USD ($)		Value
	Healthcare - (continued)
500,000	CNT Holdings I Corp, First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/8/27	$ 500,848
2,516,300	Grifols Worldwide Operations, Ltd., Dollar Tranche B Term Loan, 2.102% (LIBOR + 200 bps), 11/15/27	2,493,384
2,358,343	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 2.188% (LIBOR + 200 bps), 5/22/26	2,351,464
985,075	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	986,306
	Total Healthcare	$7,334,752
	Healthcare & Pharmaceuticals - 0.2%
1,256,419	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 2.647% (LIBOR + 250 bps), 2/16/23	$1,254,063
1,061,053	Alkermes, Inc., 2023 Term Loan, 2.41% (LIBOR + 225 bps), 3/27/23	1,061,053
967,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.647% (LIBOR + 350 bps), 9/26/24	960,949
1,200,000	Milano Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	1,203,000
1,497,792	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.679% (LIBOR + 350 bps), 11/13/25	1,475,325
321,632	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.679% (LIBOR + 350 bps), 11/13/25	316,808
243,045	Prestige Brands, Inc., Term B-4 Loan, 2.147% (LIBOR + 200 bps), 1/26/24	243,830
1,189,261	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	1,195,356
	Total Healthcare & Pharmaceuticals	$7,710,384
	Healthcare, Education & Childcare - 0.2%
1,022,131	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 5/10/23	$1,004,243
2,062,500	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 2.898% (LIBOR + 275 bps), 11/27/25	2,047,159
2,332,421	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.148% (LIBOR + 300 bps), 6/2/25	2,326,227
3,125,541	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.897% (LIBOR + 375 bps), 11/16/25	3,123,400
1,473,750	Vizient, Inc., Term B-6 Loan, 2.147% (LIBOR + 200 bps), 5/6/26	1,468,838
	Total Healthcare, Education & Childcare	$9,969,867
	Home Furnishings - 0.0%†
500,000	Weber-Stephen Products LLC, Initial Term B Loan, 4.0% (LIBOR + 325 bps), 10/30/27	$ 501,384
	Total Home Furnishings	$ 501,384
	Hotel, Gaming & Leisure - 0.1%
1,200,100	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.897% (LIBOR + 175 bps), 11/19/26	$1,182,942
1,984,219	Boyd Gaming Corp., Refinancing Term B Loan, 2.352% (LIBOR + 225 bps), 9/15/23	1,973,057
1,653,175	Flutter Entertainment Plc, USD Term Loan, 3.754% (LIBOR + 350 bps), 7/10/25	1,660,867
	Total Hotel, Gaming & Leisure	$4,816,866
	Insurance - 0.2%
985,000	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 3.397% (LIBOR + 325 bps), 5/9/25	$ 970,302
68,733	Alliant Holdings Intermediate LLC, Initial Term Loan, 3.397% (LIBOR + 325 bps), 5/9/25	67,649
1,197,343	Asurion LLC (fka Asurion Corp.) New B-8 Term Loan, 12/23/26	1,186,866
4,235,220	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.147% (LIBOR + 300 bps), 11/3/24	4,210,071
382,498	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	377,922
491,583	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	476,836
338,625	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.254% (LIBOR + 300 bps), 5/16/24	334,357
	Total Insurance	$7,624,003
	Leasing - 0.1%
500,000	Avolon TLB Borrower 1 (US) LLC Term B-5 Loan, 3.25% (LIBOR + 250 bps), 12/1/27	$ 500,938
1,144,959	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	1,136,306
1,375,100	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	1,357,420
1,068,151	Fly Funding II S.a.r.l., Replacement Term Loan, 2.0% (LIBOR + 175 bps), 8/11/25	1,026,093
972,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.986% (LIBOR + 375 bps), 9/11/23	963,585
	Total Leasing	$4,984,342
	Leisure & Entertainment - 0.0%†
718,479(j)	24 Hour Fitness Worldwide, Inc., Term Loan, 3.647% (LIBOR + 350 bps/PRIME + 250 bps), 5/30/25	$ 19,758
500,000(i)	E.W. Scripps Co., Term Loan B3, 12/15/27	501,327
1,220,288	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	1,109,700
	Total Leisure & Entertainment	$1,630,785
	Machinery - 0.1%
95,697	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 2.004% (LIBOR + 175 bps), 5/18/24	$ 95,126
1,234,571	CTC AcquiCo GmbH, Facility B2, 2.897% (LIBOR + 275 bps), 3/7/25	1,191,361
139,717	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 1.897% (LIBOR + 175 bps), 3/1/27	138,045
22,381	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	22,325
2,724,474	Terex Corp., 2019 US Term Loan Commitments, 3.5% (LIBOR + 275 bps), 1/31/24	2,710,852
291,244	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	289,059
	Total Machinery	$4,446,768
Principal Amount USD ($)		Value
	Media - 0.1%
1,342,138	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.409% (LIBOR + 225 bps), 1/15/26	$1,323,443
2,175,000	Ziggo Financing Partnership, Term Loan I Facility, 2.659% (LIBOR + 250 bps), 4/30/28	2,160,047
	Total Media	$3,483,490
	Metals & Mining - 0.1%
860,223	Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$ 864,253
770,713	BWay Holding Co., Initial Term Loan, 3.48% (LIBOR + 325 bps), 4/3/24	747,592
1,822,342	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.402% (LIBOR + 325 bps), 3/5/26	1,815,793
	Total Metals & Mining	$3,427,638
	Oil & Gas - 0.1%
3,561,174	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.397% (LIBOR + 325 bps), 9/29/25	$3,561,174
	Total Oil & Gas	$3,561,174
	Personal, Food & Miscellaneous Services - 0.0%†
1,212,750	Option Care Health, Inc., Term B Loan, 4.397% (LIBOR + 425 bps), 8/6/26	$1,212,498
	Total Personal, Food & Miscellaneous Services	$1,212,498
	Printing & Publishing - 0.0%†
1,198,659	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.647% (Libor + 250 bps), 11/8/24	$1,181,429
	Total Printing & Publishing	$1,181,429
	Professional & Business Services - 0.2%
1,970,000	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.5% (LIBOR + 475 bps), 1/29/27	$1,987,238
987,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.714% (LIBOR + 350 bps), 8/21/26	952,732
2,922,325	Elanco Animal Health, Inc., Term Loan, 1.905% (LIBOR + 175 bps), 8/1/27	2,901,319
1,231,250	MYOB US Borrower LLC, First Lien Initial US Term Loan, 4.147% (LIBOR + 400 bps), 5/6/26	1,211,242
1,994,987	Nielsen Finance LLC, Dollar Term B-5 Loan, 4.75% (LIBOR + 375 bps), 6/4/25	2,014,937
750,000(i)	Pre-Paid Legal Services, Inc. (aka LegalShield), Incremental Term Loan, 5/1/25	753,750
919,509	Victory Capital Holdings, Inc., Tranche B-1 Term Loan, 2.734% (LIBOR + 250 bps), 7/1/26	917,594
	Total Professional & Business Services	$10,738,812
	Retail - 0.1%
1,596,000	Asplundh Tree Expert LLC, Initial Term Loan, 2.647% (LIBOR + 250 bps), 9/7/27	$1,602,841
725,625	Bass Pro Group LLC, Initial Term Loan, 5.75% (LIBOR + 500 bps), 9/25/24	728,856
2,366,431	KFC Holding Co. (aka Yum! Brands), 2018 Term B Loan, 1.908% (LIBOR + 175 bps), 4/3/25	2,357,556
	Total Retail	$4,689,253
	Securities & Trusts - 0.0%†
295,070	RPI Intermediate Finance Trust, Term B-1 Term Facility, 1.897% (LIBOR + 175 bps), 2/11/27	$ 295,316
	Total Securities & Trusts	$ 295,316
	Telecommunications - 0.4%
5,009,450	CenturyLink, Inc., Term B Loan, 2.397% (LIBOR + 225 bps), 3/15/27	$4,958,313
2,481,002	Ciena Corp., Refinancing Term Loan, 1.902% (LIBOR + 175 bps), 9/26/25	2,479,451
2,423,630	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1.897% (LIBOR + 175 bps), 2/15/24	2,420,601
1,243,750	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-3 Term Loan, 2.647% (LIBOR + 250 bps), 8/10/27	1,251,782
3,990,234	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.897% (LIBOR + 175 bps), 3/1/27	3,936,083
1,484,673	Virgin Media Bristol LLC, N Facility, 2.659% (LIBOR + 250 bps), 1/31/28	1,472,742
1,025,000(i)	Virgin Media Bristol LLC, Term Q Loan, 1/31/29	1,025,320
	Total Telecommunications	$17,544,292
	Transportation - 0.1%
2,401,000	Envision Healthcare Corp., Initial Term Loan, 3.897% (LIBOR + 375 bps), 10/10/25	$2,015,839
64,381	Syncreon Group BV, Second Out Term Loan, 7.0% (LIBOR + 600 bps), 4/1/25	62,288
	Total Transportation	$2,078,127
	Utilities - 0.2%
1,032,872	APLP Holdings, Ltd. Partnership, Term Loan, 3.5% (LIBOR + 250 bps), 4/14/25	$1,033,518
751,750	Calpine Construction Finance Co., LP, Term B Loan, 2.147% (LIBOR + 200 bps), 1/15/25	744,075
493,750	Calpine Corp., Term Loan, 2.147% (LIBOR + 200 bps), 8/12/26	488,161
1,928,668	Compass Power Generation, LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	1,882,461
2,471,819	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	2,329,909
564,196	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 1.898% (LIBOR + 175 bps), 12/31/25	563,373
	Total Utilities	$7,041,497
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $195,947,968)	$194,373,390
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.2% of Net Assets
10,000,000	Fannie Mae, 1.5%, 1/1/36 (TBA)	$10,289,063
15,000,000	Fannie Mae, 1.5%, 1/1/51 (TBA)	15,155,273
20,000,000	Fannie Mae, 1.5%, 2/1/51 (TBA)	20,184,462
30,000,000	Fannie Mae, 2.0%, 1/1/36 (TBA)	31,364,063
46,500,000	Fannie Mae, 2.0%, 1/1/51 (TBA)	48,303,691
60,000,000	Fannie Mae, 2.0%, 2/1/51 (TBA)	62,222,136
6,552(a)	Fannie Mae, 2.283% (1 Year CMT Index + 210 bps), 9/1/32	6,699
15,000,000	Fannie Mae, 2.5%, 2/1/51 (TBA)	15,785,807
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
105(a)	Fannie Mae, 2.54% (1 Year CMT Index + 225 bps), 11/1/23	$ 105
4,962(a)	Fannie Mae, 2.702% (2 Month USD LIBOR + 167 bps), 1/1/48	5,047
6,784(a)	Fannie Mae, 3.294% (1 Year CMT Index + 219 bps), 10/1/32	6,784
6,046(a)	Fannie Mae, 3.795% (1 Year CMT Index + 217 bps), 2/1/34	5,991
1,547(a)	Federal Home Loan Mortgage Corp., 2.375% (2 Month USD LIBOR + 200 bps), 11/1/33	1,550
418(a)	Federal Home Loan Mortgage Corp., 2.708% (1 Year CMT Index + 230 bps), 10/1/23	417
879(a)	Federal Home Loan Mortgage Corp., 4.371% (5 Year CMT Index + 212 bps), 6/1/35	889
908(a)	Government National Mortgage Association II, 3.0% (1 Year CMT Index + 150 bps), 1/20/22	914
110,000,000(k)	U.S. Treasury Bills, 1/5/21	109,999,985
100,690,000(k)	U.S. Treasury Bills, 1/12/21	100,689,105
11,700,000	U.S. Treasury Note, 2.25%, 7/31/21	11,843,508
25,000,000	U.S. Treasury Note, 2.875%, 10/15/21	25,538,086
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $450,986,501)	$451,403,575
	TEMPORARY CASH INVESTMENTS - 3.8% of Net Assets
	COMMERCIAL PAPERS - 1.2%
2,000,000	CenterPoint Energy, 0.12%, 1/4/21	$1,999,975
15,780,000	Commonwealth, 0.1%, 1/4/21	15,779,773
18,400,000	Energy Transfer, 0.6%, 1/4/21	18,399,183
18,400,000	Prudential Funding LLC, 0.11%, 1/6/21	18,399,755
		$54,578,686
	CERTIFICATE OF DEPOSIT - 0.1%
6,100,000(a)	Lloyds Bank Corporate Markets Plc, 0.768% (3 Month USD LIBOR + 55 bps), 7/19/21	$6,114,114
	REPURCHASE AGREEMENTS - 2.5%
22,950,000	$22,950,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 12/31/20 plus accrued interest on 1/2/21 collateralized by $23,409,000 U.S. Treasury Bond, 4.5%, 5/15/38.	$22,950,000
28,840,000	$28,480,000 RBC Capital Markets LLC, 0.07%, dated 12/31/20 plus accrued interest on 1/2/21 collateralized by the following: $8,090,949 Federal National Mortgage Association, 2.0%, 8/1/50 $21,326,080 Government National Mortgage Association, 2.0%-3.5%, 11/20/50-12/20/50.	28,840,000
28,840,000	$28,840,000 ScotiaBank, 0.07%, dated 12/31/20 plus accrued interest on 1/2/21 collateralized by the following: $26,583,609 Federal National Mortgage Association, 3-5.5%, 2/1/26-4/1/50 $2,833,481 U.S. Treasury Bill, 0.0%, 6/3/21.	28,840,000
14,420,000	$14,420,000 TD Securities USA LLC, 0.07%, dated 12/31/20 plus accrued interest on 1/2/21 collateralized by $14,708,400 Government National Mortgage Association, 2.5-3.5%, 4/20/49-10/20/50.	14,420,000
14,420,000	$14,420,000 TD Securities USA LLC, 0.05%, dated 12/31/20 plus accrued interest on 1/2/21 collateralized by $14,708,481 U.S. Treasury Bond, 2.8-6.8%, 8/15/26-42.	14,420,000
		$109,470,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $170,146,933)	$170,162,800
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 103.7%
	(Cost $4,595,415,517)	$4,576,835,697
	OTHER ASSETS AND LIABILITIES - (3.7)%	$(163,971,426)
	NET ASSETS - 100.0%	$4,412,864,271

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2020, the value of these securities amounted to $2,493,352,133, or 56.5% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2020.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2020.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2020.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Issued as participation notes.
(f)	Non-income producing security.
(g)	Issued as preference shares.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	This term loan will settle after December 31, 2020, at which time the interest rate will be determined.
(j)	Security is in default.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Adare Re 2020	12/30/2019	$ 2,511,250	$2,629,604
Ailsa Re 2019	6/4/2019	2,750,000	2,866,173
Akibare Re	3/22/2018	250,000	247,700
Akibare Re	3/22/2018	500,000	497,350
Alamo Re II	5/29/2020	2,500,000	2,602,750
Alturas Re 2019-1	12/20/2018	2,000	16,496
Alturas Re 2019-2	12/19/2018	36,448	169,250
Aozora Re	3/20/2017	1,500,000	1,497,000
Bantry Re 2016	2/6/2019	201,500	201,500
Bantry Re 2017	2/6/2019	116,928	116,882
Bantry Re 2018	2/6/2019	22,757	22,800
Bantry Re 2019	2/1/2019	–	135,855
Berwick Re 2017-1	1/5/2017	41,453	41,375
Berwick Re 2018-1	1/10/2018	975,468	623,124
Berwick Re 2019-1	12/31/2018	437,104	437,135
Blue Lotus Re 2018	12/20/2017	–	21,600
Bonanza Re	2/13/2020	1,500,000	1,506,450
Bonanza Re	12/15/2020	2,000,000	1,999,000
Bowline Re	3/12/2019	250,000	253,650
Bowline Re	6/17/2020	243,884	250,675
Caelus Re V	5/4/2018	750,000	502,500
Caelus Re V	5/4/2018	500,000	390,000
Caelus Re V	4/27/2017	625,000	581,250
Caelus Re VI	2/20/2020	750,000	763,800
Carnoustie Re 2017	1/3/2017	475,515	263,600
Carnoustie Re 2019	12/31/2018	–	2,090
Castle Stuart Re 2018	12/20/2017	460,183	158,032
Celtic Manor Re 2020	12/2/2020	2,855,367	3,000,000
Cypress Re 2017	1/24/2017	3,361	100
Denning Re	11/9/2020	2,937,354	2,981,441
Dingle Re 2019	3/4/2019	–	10,263
Dingle Re 2020	2/13/2020	232,875	258,623
Easton Re Pte	12/15/2020	4,500,000	4,499,550
Eden Re II	1/22/2019	4,198	139,455
Eden Re II	12/15/2017	4,482	51,638
Eden Re II	1/23/2018	2,621	75,327
Eden Re II	12/14/2018	1,152	14,941
First Coast Re II Pte	6/15/2020	682,538	706,440
FloodSmart Re	4/10/2019	500,000	497,800
Formby Re 2018	7/9/2018	296,099	353,832
Fortius Re II	7/13/2017	500,000	501,150
Four Lakes Re	11/5/2020	1,750,000	1,749,300
Galilei Re	1/4/2017	2,299,950	2,299,770
Galilei Re	1/4/2017	1,149,574	1,149,770
Galilei Re	1/4/2017	1,250,000	1,250,000
Gleneagles Re 2016	1/14/2016	–	40,560
Gullane Re 2018	3/26/2018	2,018,739	2,182,922
Harambee Re 2018	12/19/2017	156,092	37,200
Harambee Re 2019	12/20/2018	–	64,800
Herbie Re	10/19/2020	500,000	505,050
Hypatia	7/10/2020	1,000,000	1,067,200
Hypatia	7/10/2020	2,500,000	2,660,750
Integrity Re	4/19/2018	2,493,503	2,493,750
International Bank for Reconstruction & Development	2/2/2018	1,300,000	1,298,570
International Bank for Reconstruction & Development	2/28/2020	500,000	500,150
International Bank for Reconstruction & Development	2/28/2020	500,000	500,150
International Bank for Reconstruction & Development	2/2/2018	700,000	701,050
International Bank for Reconstruction & Development	2/2/2018	1,800,000	1,798,020
Kendall Re	6/12/2020	493,894	500,750
Kilimanjaro II Re	4/6/2017	1,700,000	1,706,120
Kilimanjaro II Re	6/12/2020	342,038	352,590
Kilimanjaro Re	6/12/2020	245,368	250,975
Kizuna Re II	6/5/2020	247,102	249,600
Kizuna Re II	3/16/2018	746,930	748,500
Leven Re 2020	1/29/2020	3,130,075	3,299,725
Limestone Re 2016-1	12/15/2016	1,980	391
Limestone Re 2016-1	12/15/2016	3,300	652
Limestone Re 2018	6/20/2018	2,000	20,705
Limestone Re 2019-2	6/20/2018	223,000	391,499
Lion Rock Re 2019	12/17/2018	–	39,300
Long Point Re III	5/17/2018	1,250,000	1,250,750
Lorenz Re 2018	6/26/2018	919,796	47,600
Lorenz Re 2019	7/10/2019	892,789	180,865
Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	6/25/2020	2,271,434	2,318,250
Matterhorn Re	4/30/2020	250,000	255,300
Matterhorn Re	6/25/2020	2,250,000	2,306,925
Matterhorn Re	1/29/2020	1,495,398	1,509,300
Matterhorn Re	6/5/2020	394,975	396,600
Matterhorn Re 2020-1	12/20/2019	2,000,000	2,004,200
Matterhorn Re	11/24/2020	3,000,000	2,997,000
Matterhorn Re	11/24/2020	1,500,000	1,498,500
Merion Re 2018-2	12/28/2017	3,000,000	3,373,024
Nakama Re	9/21/2016	697,774	699,020
NCM Re 2019	12/27/2018	5,323	115,089
Northshore Re II	12/2/2020	1,500,000	1,498,500
Oakmont Re 2017	5/10/2017	–	14,700
Pangaea Re 2016-2	5/31/2016	–	2,675
Pangaea Re 2018-1	12/26/2017	285,564	42,109
Pangaea Re 2018-3	5/31/2018	963,444	82,974
Pangaea Re 2019-1	1/9/2019	29,397	58,345
Pangaea Re 2019-3	7/25/2019	88,238	105,800
Port Royal Re 2019	5/20/2019	3,682,625	4,106,528
Portrush Re 2017	6/12/2017	613,588	510,480
Residential Reinsurance 2017	11/3/2017	2,900,000	2,901,450
Residential Reinsurance 2017	4/19/2017	2,099,961	2,089,710
Residential Reinsurance 2018	4/30/2018	1,250,000	1,227,500
Residential Reinsurance 2019	5/8/2019	500,000	492,150
Residential Reinsurance 2020	5/27/2020	500,000	503,050
Residential Reinsurance 2020	10/30/2020	1,500,000	1,509,000
Resilience Re	2/8/2017	1,209	250
Resilience Re	4/13/2017	6,535	200
Sanders Re	6/12/2020	242,327	248,700
Sanders Re II	5/20/2020	250,000	253,875
Scotscraig Re 2020	1/29/2020	2,031,469	2,289,504
Sector Re V	1/1/2020	160,000	401,019
Sector Re V	12/4/2018	1,311,532	728,164
Sector Re V, Series 9, Class A	4/23/2019	800,000	343,440
Sector Re V, Series 9, Class G	5/1/2019	1,861	48,494
Spectrum Capital	6/12/2020	989,618	1,002,300
St. Andrews Re 2017-1	1/5/2017	84,685	84,750
St. Andrews Re 2017-4	3/31/2017	–	171,018
Tailwind Re	12/20/2017	3,349,356	3,391,205
Thopas Re 2018	12/12/2017	101,823	–
Thopas Re 2019	12/21/2018	113,673	162,000
Ursa Re	5/14/2019	994,372	1,000,000
Ursa Re	11/20/2019	744,932	750,225
Ursa Re II	10/8/2020	4,000,000	4,013,600
Versutus Re 2017	1/5/2017	172,227	–
Versutus Re 2018	1/31/2018	25,245	–
Versutus Re 2019-A	1/28/2019	–	70,957
Versutus Re 2019-B	12/24/2018	–	57,683
Viribus Re 2018	12/22/2017	61,163	–
Viribus Re 2019	12/27/2018	–	102,500
Vita Capital VI	2/12/2020	1,749,858	1,662,500
Vitality Re VIII	2/13/2020	249,972	249,950
Vitality Re VIII	1/31/2020	999,992	985,000
Vitality Re X	2/3/2020	3,496,854	3,484,250
Vitality Re X	1/23/2020	3,000,000	2,982,900
Vitality Re X	1/31/2020	1,748,718	1,738,625
Vitality Re XI	1/23/2020	1,243,347	1,241,125
Woburn Re 2018	3/20/2018	642,700	158,914
Woburn Re 2019	1/30/2019	244,453	272,538
Total Restricted Securities			$121,741,100
% of Net assets			2.8%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
375	U.S. 5 Year Note (CBT)	3/31/21	$47,233,594	$47,311,524	$(77,930)
425	U.S. 10 Year Note (CBT)	3/22/21	58,563,672	58,683,203	(119,531)
250	U.S. Long Bond (CBT)	3/22/21	43,179,688	43,296,875	(117,187)
			$148,976,954	$149,291,602	$(314,648)
TOTAL FUTURES CONTRACTS			$(148,976,954)	$(149,291,602)	$(314,648)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$1,195,407,876	$–	$1,195,407,876
Collateralized Mortgage Obligations	–	708,823,483	–	708,823,483
Commercial Mortgage-Backed Securities	–	523,137,016	–	523,137,016
Corporate Bonds	–	1,211,737,741	–	1,211,737,741
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	2,629,604	2,629,604
Multiperil – Massachusetts	–	–	2,981,441	2,981,441
Multiperil - U.S.	–	–	4,375,414	4,375,414
Multiperil - U.S. & Canada	–	–	3,299,725	3,299,725
Multiperil - U.S. Regional	–	–	2,866,173	2,866,173
Multiperil - Worldwide	–	–	393,092	393,092
Windstorm - Florida	–	–	864,312	864,312
Windstorm - U.S. Regional	–	–	14,700	14,700
Industry Loss Warranties
Earthquakes – Bermuda	–	–	3,000,000	3,000,000
Multiperil - U.S.	–	–	2,289,504	2,289,504
Reinsurance Sidecars
Multiperil - U.S.	–	–	525,722	525,722
Multiperil - Worldwide	–	–	10,960,823	10,960,823
All Other Insurance-Linked Securities	–	87,540,590	–	87,540,590
Municipal Bond	–	48,716	–	48,716
Senior Secured Floating Rate Loan Interests	–	194,373,390	–	194,373,390
U.S. Government and Agency Obligations	–	451,403,575	–	451,403,575
Commercial Papers	–	54,578,686	–	54,578,686
Certificate of Deposit	–	6,114,114	–	6,114,114
Repurchase Agreements	–	109,470,000	–	109,470,000
Total Investments in Securities	$–	$4,542,635,187	$34,200,510	$4,576,835,697
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(314,648)	$–	$–	$(314,648)
Total Other Financial Instruments	$(314,648)	$–	$–	$(314,648)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 3/31/20	$61,676,226
Realized gain (loss)	(1,493,565)
Change in unrealized appreciation (depreciation)	(296,410)
Accrued discounts/premiums	5,367
Purchases	5,787,354
Sales	(30,997,712)
Transfers in to Level 3*	–
Transfers out of Level 3*	(480,750)
Balance as of 12/31/20	$34,200,510
*
Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2020, securities with an aggregate market value of $480,750 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2020: $(676,993).